[BRIDGEWAY FUNDS LOGO]

April 30, 2004                             March 2004 Quarter - Quarterly Report

Dear Fellow Aggressive Investors 1 Fund Shareholder,

Our Fund had a positive return of 1.17% in the March quarter compared to a 1.69% return for the S&P 500 Index and 2.95% return of our peer benchmark, the Lipper Capital Appreciation Funds Index. It was a "bumpy" three month ride: the Fund was up as much as 9% year-to-date in the third week of January, then gave up all of that plus another 5+% in the third week of March. In spite of ending the three months "in the black," it was a poor quarter.

The table below presents our March quarter, one-year, five-year, and life-to-date financial results according to the formula required by the SEC.

                                         March Qtr.       1 Year        5 Year       Life-to-Date
                                          1/1/04          4/1/03        4/1/99          8/5/94
                                        to 3/31/04(1)   to 3/31/04    to 3/31/04(2)  to 3/31/04(2)
                                        -------------   ----------    -------------  -------------
Aggressive Investors 1 Fund                 1.17%         58.13%          21.11%         22.92%
S&P 500 Index (large companies)             1.69%         35.12%          -1.20%         11.70%
Russell 2000 (small companies)              6.26%         63.83%           9.66%         11.10%
Lipper Capital Appreciation Funds           2.95%         37.87%           0.09%          9.24%

      Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call 1-800-661-3550 or visit the Fund's website at www.bridgeway.com. Returns listed in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks while the Russell 2000 Index is an unmanaged, market value weighted index, which measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. The Lipper Capital Appreciation Funds Index reflects the aggregate record of more aggressive domestic growth mutual funds, as reported by Lipper, Inc. It is not possible to invest directly in an index or average.
      (1)Periods less than one year are not annualized. (2)Periods longer than one year are annualized

Small stocks continued a great run in the last quarter and year, and we lagged the Russell 2000 Index of smaller companies in both of those time periods. According to data from Lipper, Inc. at the end of March, the Aggressive Investors 1 Fund ranked 42nd of 399 capital appreciation funds for the last twelve months, 2nd of 250 over the last five years and 1st of 79 since inception. Lipper, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. In accordance with our investment objective and my own investment philosophy, I am most happy when our returns over the long haul are attractive, as they certainly have been recently. I'm very much looking forward to where we rank on our 10th birthday next summer.

Detailed Explanation of Quarterly Performance -- What Worked Well

TRANSLATION: We had no large gainers as in the last three quarters, but we still had a couple of nice stock "hits."

Our best performing stock in percentage terms during the March quarter was Guess?, a clothing manufacturer and retailer. Our Guess? stock position ended the quarter up 21.2%, rising on renewed optimism for retail consumer spending, and positive increases in company profits. We bought a position in the stock last fall, and trimmed it a bit this quarter.

Although Guess? was our best performing stock in percentage terms, another stock, Research in Motion, Inc. (RIM), gave us the largest gain in terms of dollars. RIM, based in Ontario, Canada, manufactures the popular BlackBerry (TM) wireless handheld communications device. The stock rose during the quarter on increased sales prospects for BlackBerry products and earnings prospects for the company. We purchased and slightly trimmed a large RIM position during the quarter, and by the end of March RIM made up 5.4% of our Fund's holdings. Even though our position returned only 9.2% in percentage terms, it really added some "bang for the buck" to our dollar gains. In fact, RIM's dollar gains were nearly four times those of Guess? for the quarter.

Detailed Explanation of Quarterly Performance -- What Didn't Work

TRANSLATION: Ouch. Bad timing with a purchase of Nortel.

Our worst performing stock for the quarter was Nortel Networks, a Canadian telecommunications manufacturing company. For the past few years, Nortel has suffered from a prolonged downturn in corporate IT spending. Sensing that a turnaround may be in the works, investors recently moved back into Nortel, and one of our models also gave a favorable indication on the stock. We bought the stock during the quarter, and subsequently the company announced that it might have to restate 2003 financial results. Last year (2003) was the first profitable year for Nortel since 2000. In mid-March the company announced that its CFO and Controller were put on paid administrative leave. That news hurt, driving the stock down 18.5% in one day. Our position ended the quarter down 12.7%. Fortunately, this was a smaller diversifying position.

Top Ten Holdings

At quarter end, Communications comprised our largest sector representation at 29.2% of net assets, followed by Consumer, Non-cyclicals at 17.0% and Technology at 15.5%. Our top ten holdings now represent 43.9% of total net assets, indicating continued strong concentration in our largest positions. Nextel remains our largest position.

                                                                               Percent of
Rank             Description                              Industry             Net Assets
----             -----------                              --------             ----------
  1       Nextel Communications Inc.           Telecommunications                 9.3%
  2       Research in Motion                   Computers                          5.4%
  3       Agilent Technologies Inc.            Electronics                        4.9%
  4       E*TRADE Group Inc.                   Diversified Financial Services     4.7%
  5       Juniper Networks Inc.                Telecommunications                 4.6%
  6       Omnivision Technologies Inc.         Semiconductors                     3.3%
  7       Engineered Support Systems Inc.      Aerospace/Defense                  3.1%
  8       Eon Labs Inc.                        Pharmaceuticals                    3.0%
  9       CNET Networks Inc.                   Internet                           2.9%
 10       Sina Corp.                           Internet                           2.6%
                                                                                 ----
          Total                                                                  43.9%

Foreign Stocks

According to our prospectus, this Fund may invest up to 10% of its assets in foreign stocks (as measured at the time of purchase). Typically, we might have one or two representing approximately three percent of our assets. For the first time that I can remember over the last decade, we bumped against the maximum 10% at the end of the quarter. Research in Motion, our second largest position (and one of the good performers discussed above) is the primary reason for this. Actually, two of our foreign stocks were top performers. In addition to Research in Motion, Vimpel Communications, a Russian firm, rose 19.5% during the quarter. Vimpel is a major provider of cellular telephone services in the Moscow region. This company's sales have been skyrocketing as cellular phone service in Moscow has caught on with the broader public. Probably due to the higher perceived risk associated with the Russian market, this growth company was very attractively (cheaply) priced at the time we first purchased it last fall. Its stock price has grown fairly steadily since then through the end of March. Here is the full list of our foreign holdings as of March 31:

                                                                          Percent
Rank       Description                 Industry            Country      Net Assets
----       -----------                 --------            -------      ----------
 1     Research in Motion*         Computers               Canada          5.4%
 2     Sina Corp                   Internet                China           2.6%
 3     Vimpel Commun.  ADR         Telecommunications      Russia          2.3%
 4     Nortel Networks Corp        Telecommunications      Canada          0.4%
                                                                          ----
       Total                                                              10.7%

*Technically, for purposes of calculating our percentage of holdings in foreign stocks, we count Research in Motion as domestic, since such a high percentage of sales are from the U.S.

We believe this relatively small exposure to foreign stocks, on average, helps to spread risk -- in this case, across broader regions of the world economy. Our goal of less risk through increased diversification doesn't always work as intended, however. In the March quarter the stocks above as a group actually fell farther than the rest of the Fund in the March downturn.

Update on Changes at Bridgeway

TRANSLATION: Last quarter I highlighted some changes at Bridgeway: serving a higher volume of callers, giving direct shareholders access to their accounts over the Internet, and focusing a higher percentage of our resources on investment management and compliance. The reason for our commitment to investment management is pretty obvious: we seek to stay ahead of the performance curve over the long haul. The commitment of additional resources to compliance is a result of the increasing complexity of operations due to our growth and due also to the regulatory climate. I have been pleased with the relative smoothness of our transition so far.

Last month I highlighted changes we made by outsourcing our account maintenance (called transfer agency). I am pleased to report that our relationship with the Fund Services division of Citigroup Global Transaction Services (formerly Forum Financial Group) has gone well, with fewer and smaller glitches than I expected from such a transition. Last month I got a chance to meet a handful of the people who work at Fund Services/Citigroup and who "make it all happen." I am very impressed with them, and I am pleased with their commitment to continuing our tradition of friendly and knowledgeable service.

In addition to our transfer agency change, we took other actions with partner organizations to strengthen and expand our operations. The National Association of Securities Dealers (NASD) is a self-regulatory organization of securities firms. Its subsidiary, NASD Regulation, regulates the securities markets for the ultimate benefit and protection of the investor, among other things in the areas of marketing and advertising. Although we do have a website and we communicate with shareholders and intermediaries, since we do very little traditional advertising and have no retail sales force, we have not been an NASD member. Although we plan to continue doing no traditional sales through a proprietary sales network, we want to be able to tell more people about our funds, for example at national conferences and workshops. In addition to having Citigroup perform our transfer agency function, we have also partnered with Forum Fund Services, LLC. (Forum), an NASD member firm.

Lastly, we have partnered with ALPS Mutual Fund Services, Inc. to handle fund accounting and administrative services, such as the calculation of the net asset values of our funds daily. Previously, we did this internally, and to be honest, it was time for us either to expand resources or engage an outside firm with expertise in accounting functions such as fund pricing. As is our goal, in making modifications to manage growth and change, our focus is on shareholders' interests. If you would like to discuss any of these changes or if you have had problems with our operations, please give us a call 800-661-3550, option four.

A New Look (sadly)

When I observe product presentation in print and media, I am amazed at the amount of disclaimer statements. Our industry is no exception. In some cases the disclaimers seem to be forced or awkward. There is a balance between fair and uniform disclosure and getting lost in boring minutia. For example, I have committed early in our history to report to you in the first paragraph of our letters a) performance for the period, b) how it relates to some relevant market and peer benchmarks, and c) how I feel about that performance. (This commitment stemmed from my frustration in my mutual fund shareholder years before starting Bridgeway -- shareholder letters with paragraphs and paragraphs about the market and the economy, but nothing about how my fund did and whether I was supposed to think it was good or bad.) Now, in order to provide this information and to make it available on our web site, I have to disclose the full SEC presentation of performance as the very next paragraph -- before any other discussion -- and apparently, along with nine sentences of disclaimers. Don't get me wrong; I think this stuff is very important. But I hate potentially putting you to sleep before you've finished the first page. Take heart -- even this dosage will not cause an allergic reaction.

Shareholder Suggestion

Each report to shareholders begins with information on the performance of the fund and its holdings, followed by general comments on the market, our industry or our fund family. One shareholder of multiple Bridgeway funds recently communicated that he hated to see a rehash of some of the same materials in reading the letters of more than one of our funds. His suggestion: email one complete letter with the common portions only once. I have to say there are merits to this suggestion (including saving paper and postage) and we are checking into it. Some complications which might not be obvious to a reader are that we have to file each letter exactly as we mail it on line with the "EDGAR" system of the SEC. Each page of filing costs the fund money and the common sections do change slightly from letter to letter. I'll get back to you on this one.

Shareholder Education -- "How are fees paid from my account?"

TRANSLATION: The world of mutual fund fees and expenses can be very confusing, but - just like a household - the more you can keep expenses from eating into your income, the more profit you can savor for future special events. Some fees are sales- and account-related, and you can see them reported on your account statement. Other fees affect the value of your account but do not show up separately on a statement. These fall into two groups: those that compose the expense ratio and those that relate to transactions (for example, buying and selling stocks) within the fund itself.

SALES LOADS, REDEMPTION FEES, EXCHANGE FEES, AND ACCOUNT MAINTENANCE FEES are types of fees that are deducted directly from your account. These fees are specific to your choices, and you will see them on your account statement. They are not part of the EXPENSE RATIO. Bridgeway Funds charge no sales loads or exchange fees. The Ultra-Small Company Market Fund and the Blue Chip 35 Index Fund have redemption fees; however the SEC has proposed redemption fees for all mutual funds to discourage market timing. Other fees such as transaction or processing fees are related to the marketplace, broker or fund company where you do your mutual fund business.

Components of the EXPENSE RATIO include: MANAGEMENT FEES, DISTRIBUTION (12b-1) FEES and OTHER EXPENSES incurred while conducting the fund's business. These are accrued (set aside in little bits) daily and deducted from the net assets of the fund on a daily basis. Periodically, the fund pays the accumulated fees to the management company and other service providers. This is why you never "see" the fees on your statement because they are deducted from the fund's NAV (net asset value) on a daily basis in very small increments. All funds report operating expenses in aggregate in the financial statements to the shareholders twice annually, after June 30 and December 30 in our case, but you don't see them on your individual account statement. (This might change in the future under some proposed new legislation, however.) The expense ratio is calculated by dividing a fund's expenses by its average net assets. An expense ratio of 1% means that the fund charges $1 per year for every $100 invested. Shareholders can see the influence of high or low expense ratios as they affect the daily price of the fund over time (see the example below.)

The fund pays a MANAGEMENT FEE to the investment adviser from its assets to manage securities (buy and sell according to the fund's objective) in the fund.

DISTRIBUTION (12b-1) FEES include fees paid for marketing and selling fund shares, such as compensating brokers or paying for proprietary marketing platforms that offer fund shares for sale. They also pay for distributing prospectuses and other sales information to prospective investors. If the fund maintains fees under 0.25%, it can keep the label, "no load." Bridgeway Funds offer two classes of shares: "N" shares have no 12b-1 fee, and "R" shares do have a 12b-1 fee so that they may be offered in special distribution arrangements.

Examples of OTHER EXPENSES are shareholder servicing, custodial, legal, accounting, transfer agent, Director compensation and other administrative expenses.

Fees and expenses vary from fund to fund and can make a significant difference over time. For instance, if you invested $10,000 in a fund with an annual return before expenses of 10% and with expenses of 1.5%, after 20 years, you would have roughly $49,725. Shave the expenses to 0.5%, and you would have $60,858 - an 18% difference. That's it for mutual fund expenses 101. Next quarter I'd like to tell you about some of the fund expenses that are not in "plain sight," but that can make a big difference to your "future special events."

Disclaimer

The following is a reminder from the friendly folks at your Fund who worry about liability. The views expressed here are exclusively those of Fund management. These views are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or Fund applies only as of the quarter end, March 31, 2004, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and are not indicative of future performance.

The Fund is subject to above average market risk (volatility) and is not an appropriate investment for short-term investors. Investments in the small companies within this multi-cap fund generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. This report must be preceded or accompanied by a current Bridgeway Funds prospectus. Forum Fund Services, LLC, distributor. (05/04).

Conclusion

As always, we appreciate your feedback. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas coming -- we read them looking for ways to improve our service.

Sincerely,

/s/ John Montgomery
--------------------------
John Montgomery

         COMPARATIVE SUMMARY OF PENDING LEGISLATION AND SEC RULEMAKING

The legislature and the Securities and Exchange Commission have reacted to industry scandals surrounding market timing and late trading with a plethora of potential new legislation and rules. I used to be able to keep up with proposed new fund industry legislation and the status of major potential legislative efforts in my head. No more. Here is a summary table prepared by Bill Tartikoff and Ivy Wafford Duke of the Calvert Fund Group, used by permission.


ENHANCED DISCLOSURE ON FEES AND EXPENSES

Topic                              Senate or House of Representatives bill number         Corresponding SEC Rule
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
                                 S. 1822   H.R. 2420   S. 1971   S. 1958   S. 2059             SEC Rulemaking
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Improved transparency of                       X          X         X           X   Disclosure of Breakpoint Discounts by
mutual fund costs.                                                                  Mutual Funds

                                                                                    Confirmation Requirements and Point of
                                                                                    Sale Disclosure Requirements

                                                                                    Enhanced Mutual Fund Expense and
                                                                                    Portfolio Disclosure
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Obligations regarding certain                  X          X                   X     Prohibition on the Use of Brokerage
distribution and soft dollar                                                        Commissions to Finance Distribution
arrangements
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Definition of no-load mutual                   X          X
fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of incentive             X          X          X                   X     Confirmation Requirements and Point of
compensation and mutual fund                                                        Sale Disclosure Requirements
sales.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of portfolio             X                                         X     Future rule re: disclosure to fund
manager compensation.                                                               shareholders about portfolio
                                                                                    manager's relationship with the
                                                                                    fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------

FUND GOVERNANCE

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Independent mutual fund boards.        75%       67%       75%       75%    75%      75%
                                                                                     Investment Company Governance
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Audit committee requirements for                  X         X                  X
investment companies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Informing directors of significant                X         X
deficiencies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Certification by chairman and chief                         X               X
compliance officer.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

PREVENTING ABUSIVE MUTUAL FUND PRACTICES

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of fraud; internal                     X         X                  X     o Compliance Programs
compliance and control procedures.                                                   o Investment Adviser Codes
                                                                                       of Ethics
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Ban on joint management of mutual                 X         X                  X
funds and hedge funds.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Restrictions on short term trading                X         X         X        X     Future rule re: imposition of a
and mandatory redemption fees.                                                       mandatory redemption fee on market
                                                                                     timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Elimination of stale prices.                      X         X                  X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Formal policies and procedures                              X         X        X     o Disclosure Regarding
related to market timing.                                                              Market Timing and Selective
                                                                                       Disclosure of Portfolio Holdings
                                                                                     o Future Additional
                                                                                       Proposals to combat market
                                                                                       timing abuses
                                                                                     o Future rule re:
                                                                                       imposition of a mandatory
                                                                                       redemption fee on market timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of late trades.                        X         X         X        X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Disclosure of insider transactions.                         X                  X
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

MUTUAL FUND INDUSTRY OVERSIGHT

Topic                            Senate or House of Representatives bill number          Corresponding SEC Rule
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
                                      S.1822  H.R. 2420   S. 1971   S. 1958   S. 2059            SEC Rulemaking
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Oversight          X                    X         X*
Board.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of coordination of                                     X
enforcement efforts.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Review of Commission resources.                              X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Commission study and report                       X          X
regulating soft dollar arrangements.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Report on regulatory response to                             X
late trading and market timing.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of arbitration claims.                      X          X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Financial Literacy Among       X                                        X
Mutual Fund Investors.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Advertising.       X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
*S. 1958 provides for the establishment of a Mutual Fund Oversight Board.

     KEY:

     o    Mutual Fund Transparency Act of 2003 - S. 1822
     o    Mutual Fund Integrity and Fee Transparency Act of 2003 - H.R. 2420
     o    Mutual Fund Investor Confidence Restoration Act of 2003 - S. 1971
     o    Mutual Fund Investor Protection Act of 2003 - S. 1958
     o    Mutual Fund Reform Act of 2004 - S. 2059
     o SEC Final Rule: Compliance Programs of Investment Companies and Investment Advisers
     o    SEC Final Rule: Enhanced Mutual Fund Expense and Portfolio Disclosure
     o SEC Proposed Rule: Disclosure Regarding Market Timing and Selective Disclosure of Portfolio Holdings
     o    SEC Proposed Rule: Disclosure of Breakpoint Discounts by Mutual Funds
     o    SEC Proposed Rule: Investment Company Governance
     o    SEC Proposed Rule: Investment Adviser Codes of Ethics
     o SEC Proposed Rule: Confirmation Requirements and Point of Sale Disclosure Requirements for
     o    Transactions in Certain Mutual Funds and Other Securities
     o SEC Proposed Rule: Disclosure Regarding Approval of Investment Advisory Contracts by Directors of Investment Companies
     o SEC Proposed Rule: Prohibition on the Use of Brokerage Commissions to Finance Distribution

The table above is not intended to be all inclusive, nor certainly, up to the minute. However, it gives a good feel of what we're facing as a small fund company. In preparation, we have significantly increased our budget for legal work and compliance.

[BRIDGEWAY FUNDS LOGO]

April 30, 2004                             March 2004 Quarter - Quarterly Report

Dear Fellow Aggressive Investors 2 Fund Shareholder,

Our Fund returned 2.97% in the March quarter, beating the S&P 500 Index (up 1.69%) and edging out our peer group, the Lipper Capital Appreciation Funds Index (up 2.95%), but lagging the small stocks of the Russell 2000 (up 6.26%). It was a "bumpy" three-month ride: the Fund was up as much as 8% year-to-date in the third week of January, then gave up all of that plus another 3% in the third week of March. It ended an "OK" quarter.

The table below presents our March quarter, one-year and life-to-date financial results according to the formula required by the SEC.

                                         March Qtr.        1 Year       Life-to-Date
                                           1/1/04          4/1/03         10/31/01
                                        to 3/31/04(1)    to 3/31/04     to 3/31/04(2)
                                        -------------    ----------     -------------
Aggressive Investors 2 Fund                 2.97%           58.83%          9.69%
S&P 500 Index (large companies)             1.69%           35.12%          4.31%
Russell 2000 (small companies)              6.26%           63.83%         15.75%
Lipper Capital Appreciation Funds           2.95%           37.87%          5.27%

      Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call 1-800-661-3550 or visit the Fund's website at www.bridgeway.com. Returns listed in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks while the Russell 2000 Index is an unmanaged, market value weighted index, which measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. The Lipper Capital Appreciation Funds Index reflects the aggregate record of more aggressive domestic growth mutual funds, as reported by Lipper, Inc. It is not possible to invest directly in an index or average.
      (1)Periods less than one year are not annualized. (2)Periods longer than one year are annualized.

Small stocks continued a great run in the last quarter and year, and we lagged the Russell 2000 Index of smaller companies in both of those time periods. In accordance with our investment objective and my own investment philosophy, I am most happy when our returns are attractive over the long haul; this fund hasn't been around long enough to fairly evaluate its return, in my opinion.

Detailed Explanation of Quarterly Performance -- What Worked Well

TRANSLATION: We had no large gainers as in the last three quarters, but we still had a couple of nice stock "hits."

Our best performing stock in percentage terms during the March quarter was Guess?, a clothing manufacturer and retailer. Our Guess? stock position ended the quarter up 21.1%, rising on renewed optimism for retail consumer spending, and positive increases in company profits. We bought a position in the stock last fall, and trimmed it a bit this quarter.

Although Guess? was our best performing stock in percentage terms, another company, Research in Motion, Inc. (RIM), gave us the largest gain in terms of dollars. RIM, based in Ontario, Canada, manufactures the popular BlackBerry (TM) wireless handheld communications device. The stock rose during the quarter on increased sales prospects for BlackBerry products and earnings prospects for the company.

We purchased and slightly trimmed a large RIM position during the quarter, and by the end of March, RIM made up 5.9% of our Fund's holdings. Even though our position returned only 12.1% in percentage terms, it really added some "bang for the buck" to our dollar gains. In fact, RIM's dollar gains were nearly two and a half times those of Guess? for the quarter.

Detailed Explanation of Quarterly Performance -- What Didn't Work

TRANSLATION: We didn't have any major blow-ups this quarter, but we did have some stocks that didn't do too well for us.

The worst performer in our Fund over the past quarter was Veritas Software Corp., a company that creates and sells enterprise storage software. Veritas had accumulated more than a year of impressive revenue and earnings growth when one of our models gave us a buy signal. Subsequent to building a position in the stock last fall, investors grew concerned about the company's revenue growth earlier this year after the company reported its December 2003 quarter sales and earnings. On the day of the company's financial release, the stock dropped 12%. We closed out our position in January, netting a 15.0% loss.

Top Ten Holdings

At quarter end, Communications comprised our largest sector representation at 27.2% of net assets, followed by Technology at 14.4% and Consumer Cyclicals at 14.0%. Our top ten holdings now represent 42.4% of total net assets, indicating continued strong concentration in our largest positions. Nextel remains our largest position.

                                                                               Percent of
Rank             Description                            Industry               Net Assets
----             -----------                            --------               ----------
  1     Nextel Communications Inc            Telecommunications                   8.1%
  2     Juniper Networks Inc                 Telecommunications                   6.5%
  3     Research in Motion                   Computers                            5.9%
  4     E*TRADE Group Inc                    Diversified Financial Services       4.1%
  5     Agilent Technologies Inc             Electronics                          3.9%
  6     DR Horton Inc                        Home Builders                        3.2%
  7     Engineered Support Systems Inc       Aerospace/Defense                    2.9%
  8     Korn/Ferry International             Commercial Services                  2.8%
  9     CNET Networks Inc                    Internet                             2.7%
 10     National Semiconductor Corp          Semiconductors                       2.4%
                                                                                 ----
                                                                                 42.4%

Foreign Stocks

According to our prospectus, this Fund may invest up to 10% of its assets in foreign stocks (as measured at the time of purchase). Typically, we might have one or two representing approximately three percent of our assets. For the first time over the last decade that I can remember, we bumped against the maximum 10% at the end of the quarter. Research in Motion, our second largest position (and one of the good performers discussed above) is the primary reason for this. Actually, two of our foreign stocks were top performers. In addition to Research in Motion, Vimpel Communications, a Russian firm, rose 19.5% during the quarter. Vimpel is a major provider of cellular telephone services in the Moscow region. This company's sales have been skyrocketing as cellular phone service in Moscow has caught on with the broader public. Probably due to the higher perceived risk associated with the Russian market, this growth company was very attractively (cheaply) priced at the time we first purchased it last fall. Its stock price has grown fairly steadily since then through the end of March. Here is the full list of our foreign holdings as of March 31:

                                                                           Percent
Rank        Description                 Industry           Country       Net Assets
----        -----------                 --------           -------       ----------
  1     Research in Motion*         Computers               Canada          5.8%
  2     Sina Corp                   Internet                China           1.0%
  3     Vimpel Commun  ADR          Telecommunications      Russia          1.1%
  4     Nortel Networks Corp        Telecommunications      Canada          0.7%
  5     Inco Ltd                    Mining                  Canada          0.4%
                                                                           ----
        Total                                                               9.0%

*Technically, for purposes of calculating our percentage of holdings in foreign stocks, Research in Motion counts as domestic, since such a high percentage of sales are from the U.S.

We believe this relatively small exposure to foreign stocks, on average, helps to spread risk -- in this case, across broader regions of the world economy. Our goal of less risk through increased diversification doesn't always work as intended, however. In the March quarter the stocks above as a group actually fell farther that the rest of the Fund in the March downturn.

Update on Changes at Bridgeway

TRANSLATION: Last quarter I highlighted some changes at Bridgeway: serving a higher volume of callers, giving direct shareholders access to their accounts over the Internet, and focusing a higher percentage of our resources on investment management and compliance. The reason for our commitment to investment management is pretty obvious: we seek to stay ahead of the performance curve over the long haul. The commitment of additional resources to compliance is a result of the increasing complexity of operations due to our growth and due also to the regulatory climate. I have been pleased with the relative smoothness of our transition so far.

Last month I highlighted changes we made by outsourcing our account maintenance (called transfer agency). I am pleased to report that our relationship with the Fund Services division of Citigroup Global Transaction Services (formerly Forum Financial Group) has gone well, with fewer and smaller glitches than I expected from such a transition. Last month I got a chance to meet a handful of the people who work at Fund Services/Citigroup and who "make it all happen." I am very impressed with them, and I am pleased with their commitment to continuing our tradition of friendly and knowledgeable service.

In addition to our transfer agency change, we took other actions with partner organizations to strengthen and expand our operations. The National Association of Securities Dealers (NASD) is a self-regulatory organization of securities firms. Its subsidiary, NASD Regulation, regulates the securities markets for the ultimate benefit and protection of the investor, among other things in the areas of marketing and advertising. Although we do have a website and we communicate with shareholders and intermediaries, since we do very little traditional advertising and have no retail sales force, we have not been an NASD member. Although we plan to continue doing no traditional sales through a proprietary sales network, we want to be able to tell more people about our funds, for example at national conferences and workshops. In addition to having Citigroup perform our transfer agency function, we have also partnered with Forum Fund Services, LLC. (Forum), an NASD member firm.

Lastly, we have partnered with ALPS Mutual Fund Services, Inc. to handle fund accounting and administrative services, such as the calculation of the net asset values of our funds daily. Previously, we did this internally, and to be honest, it was time for us either to expand resources or engage an outside firm with expertise in accounting functions such as fund pricing. As is our goal, in making modifications to manage growth and change, our focus is on shareholders' interests. If you would like to discuss any of these changes or if you have had problems with our operations, please give us a call 800-661-3550, option four.

A New Look (sadly)

When I observe product presentation in print and media, I am amazed at the amount of disclaimer statements. Our industry is no exception. In some cases the disclaimers seem to be forced or awkward. There is a balance between fair and uniform disclosure and getting lost in boring minutia. For example, I have committed early in our history to report to you in the first paragraph of our letters a) performance for the period, b) how it relates to some relevant market and peer benchmarks, and c) how I feel about that performance. (This commitment stemmed from my frustration in my mutual fund shareholder years before starting Bridgeway -- shareholder letters with paragraphs and paragraphs about the market and the economy, but nothing about how my fund did and whether I was supposed to think it was good or bad.) Now, in order to provide this information and to make it available on our web site, I have to disclose the full SEC presentation of performance as the very next paragraph -- before any other discussion -- and apparently, along with nine sentences of disclaimers. Don't get me wrong; I think this stuff is very important. But I hate potentially putting you to sleep before you've finished the first page. Take heart -- even this dosage will not cause an allergic reaction.

Shareholder Suggestion

Each report to shareholders begins with information on the performance of the fund and its holdings, followed by general comments on the market, our industry or our fund family. One shareholder of multiple Bridgeway funds recently communicated that he hated to see a rehash of some of the same materials in reading the letters of more than one of our funds. His suggestion: email one complete letter with the common portions only once. I have to say there are merits to this suggestion (including saving paper and postage) and we are checking into it. Some complications which might not be obvious to a reader are that we have to file each letter exactly as we mail it on line with the "EDGAR" system of the SEC. Each page of filing costs the fund money and the common sections do change slightly from letter to letter. I'll get back to you on this one.

Shareholder Education -- "How are fees paid from my account?"

TRANSLATION: The world of mutual fund fees and expenses can be very confusing, but - just like a household - the more you can keep expenses from eating into your income, the more profit you can savor for future special events. Some fees are sales- and account-related, and you can see them reported on your account statement. Other fees affect the value of your account but do not show up separately on a statement. These fall into two groups: those that compose the expense ratio and those that relate to transactions (for example, buying and selling stocks) within the fund itself.

SALES LOADS, REDEMPTION FEES, EXCHANGE FEES, AND ACCOUNT MAINTENANCE FEES are types of fees that are deducted directly from your account. These fees are specific to your choices, and you will see them on your account statement. They are not part of the EXPENSE RATIO. Bridgeway Funds charge no sales loads or exchange fees. The Ultra-Small Company Market Fund and the Blue Chip 35 Index Fund have redemption fees; however the SEC has proposed redemption fees for all mutual funds to discourage market timing. Other fees such as transaction or processing fees are related to the marketplace, broker or fund company where you do your mutual fund business.

Components of the EXPENSE RATIO include: MANAGEMENT FEES, DISTRIBUTION (12b-1) FEES and OTHER EXPENSES incurred while conducting the fund's business. These are accrued (set aside in little bits) daily and deducted from the net assets of the fund on a daily basis. Periodically, the fund pays the accumulated fees to the management company and other service providers. This is why you never "see" the fees on your statement because they are deducted from the fund's NAV (net asset value) on a daily basis in very small increments. All funds report operating expenses in aggregate in the financial statements to the shareholders twice annually, after June 30 and December 30 in our case, but you don't see them on your individual account statement. (This might change in the future under some proposed new legislation, however.) The expense ratio is calculated by dividing a fund's expenses by its average net assets. An expense ratio of 1% means that the fund charges $1 per year for every $100 invested. Shareholders can see the influence of high or low expense ratios as they affect the daily price of the fund over time (see the example below.)

The fund pays a MANAGEMENT FEE to the investment adviser from its assets to manage securities (buy and sell according to the fund's objective) in the fund.

DISTRIBUTION (12b-1) FEES include fees paid for marketing and selling fund shares, such as compensating brokers or paying for proprietary marketing platforms that offer fund shares for sale. They also pay for distributing prospectuses and other sales information to prospective investors. If the fund maintains fees under 0.25%, it can keep the label, "no load." Bridgeway Funds offer two classes of shares: "N" shares have no 12b-1 fee, and "R" shares do have a 12b-1 fee so that they may be offered in special distribution arrangements.

Examples of OTHER EXPENSES are shareholder servicing, custodial, legal, accounting, transfer agent, Director compensation and other administrative expenses.

Fees and expenses vary from fund to fund and can make a significant difference over time. For instance, if you invested $10,000 in a fund with an annual return before expenses of 10% and with expenses of 1.5%, after 20 years, you would have roughly $49,725. Shave the expenses to 0.5%, and you would have $60,858 - an 18% difference. That's it for mutual fund expenses 101. Next quarter I'd like to tell you about some of the fund expenses that are not in "plain sight," but that can make a big difference to your "future special events."

Disclaimer

The following is a reminder from the friendly folks at your Fund who worry about liability. The views expressed here are exclusively those of Fund management. These views are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or Fund applies only as of the quarter end, March 31, 2004, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and are not indicative of future performance.

The Fund is subject to above average market risk (volatility) and is not an appropriate investment for short-term investors. Investments in the small companies within this multi-cap fund generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. This report must be preceded or accompanied by a current Bridgeway Funds prospectus. Forum Fund Services, LLC, distributor. (05/04).

Conclusion

As always, we appreciate your feedback. We've gotten quite a bit of positive feedback from shareholders recently, both about our performance and some of our policies in light of recent industry scandals. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas coming -- we continually look for ways to improve our service.

Sincerely,

/s/ John Montgomery
----------------------------------
John Montgomery

         COMPARATIVE SUMMARY OF PENDING LEGISLATION AND SEC RULEMAKING

The legislature and the Securities and Exchange Commission have reacted to industry scandals surrounding market timing and late trading with a plethora of potential new legislation and rules. I used to be able to keep up with proposed new fund industry legislation and the status of major potential legislative efforts in my head. No more. Here is a summary table prepared by Bill Tartikoff and Ivy Wafford Duke of the Calvert Fund Group, used by permission.


ENHANCED DISCLOSURE ON FEES AND EXPENSES

Topic                              Senate or House of Representatives bill number         Corresponding SEC Rule
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
                                 S. 1822   H.R. 2420   S. 1971   S. 1958   S. 2059             SEC Rulemaking
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Improved transparency of                       X          X         X           X   Disclosure of Breakpoint Discounts by
mutual fund costs.                                                                  Mutual Funds

                                                                                    Confirmation Requirements and Point of
                                                                                    Sale Disclosure Requirements

                                                                                    Enhanced Mutual Fund Expense and
                                                                                    Portfolio Disclosure
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Obligations regarding certain                  X          X                   X     Prohibition on the Use of Brokerage
distribution and soft dollar                                                        Commissions to Finance Distribution
arrangements
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Definition of no-load mutual                   X          X
fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of incentive             X          X          X                   X     Confirmation Requirements and Point of
compensation and mutual fund                                                        Sale Disclosure Requirements
sales.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of portfolio             X                                         X     Future rule re: disclosure to fund
manager compensation.                                                               shareholders about portfolio
                                                                                    manager's relationship with the
                                                                                    fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------

FUND GOVERNANCE

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Independent mutual fund boards.        75%       67%       75%       75%    75%      75%
                                                                                     Investment Company Governance
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Audit committee requirements for                  X         X                  X
investment companies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Informing directors of significant                X         X
deficiencies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Certification by chairman and chief                         X               X
compliance officer.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

PREVENTING ABUSIVE MUTUAL FUND PRACTICES

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of fraud; internal                     X         X                  X     o Compliance Programs
compliance and control procedures.                                                   o Investment Adviser Codes
                                                                                       of Ethics
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Ban on joint management of mutual                 X         X                  X
funds and hedge funds.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Restrictions on short term trading                X         X         X        X     Future rule re: imposition of a
and mandatory redemption fees.                                                       mandatory redemption fee on market
                                                                                     timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Elimination of stale prices.                      X         X                  X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Formal policies and procedures                              X         X        X     o Disclosure Regarding
related to market timing.                                                              Market Timing and Selective
                                                                                       Disclosure of Portfolio Holdings
                                                                                     o Future Additional
                                                                                       Proposals to combat market
                                                                                       timing abuses
                                                                                     o Future rule re:
                                                                                       imposition of a mandatory
                                                                                       redemption fee on market timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of late trades.                        X         X         X        X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Disclosure of insider transactions.                         X                  X
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

MUTUAL FUND INDUSTRY OVERSIGHT

Topic                            Senate or House of Representatives bill number          Corresponding SEC Rule
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
                                      S.1822  H.R. 2420   S. 1971   S. 1958   S. 2059            SEC Rulemaking
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Oversight          X                    X         X*
Board.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of coordination of                                     X
enforcement efforts.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Review of Commission resources.                              X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Commission study and report                       X          X
regulating soft dollar arrangements.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Report on regulatory response to                             X
late trading and market timing.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of arbitration claims.                      X          X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Financial Literacy Among       X                                        X
Mutual Fund Investors.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Advertising.       X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
*S. 1958 provides for the establishment of a Mutual Fund Oversight Board.

     KEY:

     o    Mutual Fund Transparency Act of 2003 - S. 1822
     o    Mutual Fund Integrity and Fee Transparency Act of 2003 - H.R. 2420
     o    Mutual Fund Investor Confidence Restoration Act of 2003 - S. 1971
     o    Mutual Fund Investor Protection Act of 2003 - S. 1958
     o    Mutual Fund Reform Act of 2004 - S. 2059
     o SEC Final Rule: Compliance Programs of Investment Companies and Investment Advisers
     o    SEC Final Rule: Enhanced Mutual Fund Expense and Portfolio Disclosure
     o SEC Proposed Rule: Disclosure Regarding Market Timing and Selective Disclosure of Portfolio Holdings
     o    SEC Proposed Rule: Disclosure of Breakpoint Discounts by Mutual Funds
     o    SEC Proposed Rule: Investment Company Governance
     o    SEC Proposed Rule: Investment Adviser Codes of Ethics
     o SEC Proposed Rule: Confirmation Requirements and Point of Sale Disclosure Requirements for
     o    Transactions in Certain Mutual Funds and Other Securities
     o SEC Proposed Rule: Disclosure Regarding Approval of Investment Advisory Contracts by Directors of Investment Companies
     o SEC Proposed Rule: Prohibition on the Use of Brokerage Commissions to Finance Distribution

The table above is not intended to be all inclusive, nor certainly, up to the minute. However, it gives a good feel of what we're facing as a small fund company. In preparation, we have significantly increased our budget for legal work and compliance.

[BRIDGEWAY FUNDS LOGO]

April 30, 2004                             March 2004 Quarter - Quarterly Report

Dear Fellow Ultra-Small Company Shareholder,

Our Fund was up 3.99%, lagging each of our performance benchmarks. It was a poor quarter.

The table below presents our March quarter, one-year, five-year and life-to-date results according to the formula required by the SEC.

                                         March Qtr.       1 Year        5 Year       Life-to-Date
                                           1/1/04         4/1/03        4/1/99          8/5/94
                                        to 3/31/04(1)   to 3/31/04    to 3/31/04(2)  to 3/31/04(2)
                                        -------------   ----------    -------------  -------------
Ultra-Small Company Fund                    3.99%          90.56%        34.84%        24.82%
Lipper Small-Cap Stock Funds                5.01%          55.31%         7.97%        10.29%
Russell 2000 (small companies)              6.26%          63.83%         9.66%        11.10%
CRSP Cap-Based Portfolio 10 Index           9.04%         108.41%        24.80%        17.60%

      Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call 1-800-661-3550 or visiting the Fund's website at www.bridgeway.com. Returns listed in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      The Lipper Small-Cap Stock Funds is an index of small-company funds compiled by Lipper, Inc. The Russell 2000 Index is an unmanaged, market value weighted index, which measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. The CRSP Cap-Based Portfolio 10 Index is an unmanaged index of 1,716 of the smallest publicly traded U.S. stocks (with dividends reinvested), as reported by the Center for Research on Security Prices. It is not possible to invest directly in an index or average.
      (1)Periods less than one year are not annualized. (2)Periods longer than one year are annualized.

According to data from Lipper, Inc., for the period ended March 31, 2004, the Ultra-Small Company Fund ranked 9th of 70 micro-cap funds for the last twelve months, 1st of 44 over the last five years and 1st of 8 since inception. Lipper, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. The Fund set another all-time cumulative "high" for the period since inception. I'm pleased with the long term picture, but not the quarter.

Detailed Explanation of Quarterly Performance

Thirteen companies were up at least 20% in the quarter, covering a variety of industries from Electronics to Oil & Gas, and Healthcare to Advertising. These stocks are representative of the broad landscape of the American economy, but of course only the tiniest companies.

Here are our top thirteen performers:

Rank             Description                 Industry                      % Gain
----             -----------                 --------                      ------
 1    Taser International Inc           Electronics                         67.2%
 2    Nutraceutical International Corp  Pharmaceuticals                     39.2%
 3    Somanetics Corp                   Healthcare-Products                 39.1%

  4   Giant Industries Inc              Oil & Gas                           28.7%
  5   Ultralife Batteries Inc           Electrical Comp. &Equipment         26.6%
  6   Bankrate Inc                      Commercial Services                 26.4%
  7   Capital Crossing Bank             Banks                               24.8%
  8   Ventiv Health Inc                 Advertising                         23.7%
  9   JOS A Bank Clothiers Inc          Retail                              23.5%
 10   Brooktrout Inc                    Computers                           22.7%
 11   iParty Corp                       Internet                            21.7%
 12   Epicor Software Corp              Software                            21.6%
 13   Edge Petroleum Corp/Delaware      Oil & Gas                           21.2%

Heading up the list is Taser International Inc., which has been quite a strong performer, as well as an interesting story. Taser develops and markets "stun guns," non-lethal conducted energy weapons used for law enforcement. The company's stock has risen most of the year on the strength of increasing sales and earnings. We purchased our position in November, and I am pleased with its 67.2% return for the quarter. Taser was our biggest dollar gainer as well, and is now our fourth largest holding.

A second strong performer this past quarter was Bankrate, Inc. This company operates a financial services website and pulls together financial products and services, including loans, checking accounts, and credit cards. Our investment in the company's stock rose 26.4% in the March quarter in part on the strength of several quarters of year-over-year revenue and earnings growth. Investor perceptions of continuing low interest rates may have helped drive the stock performance. Interestingly, after learning about the company last year from our models, I used their free service to shop for a low interest mortgage. I ended up refinancing my house at a fixed rate of 4 7/8%, which sounded pretty good by historical standards. (I bought my first home in North Carolina in 1980 at a fixed rate of 13%!)

Detailed Explanation of Quarterly Performance - What Didn't Work

There were neither major themes nor huge "blowups" among our worst performing stocks; but as a group they did take a toll on performance. Eight stocks declined by more than 20% this quarter:

Rank            Description                          Industry             % Loss
----            -----------                          --------             ------
 1     Starcraft Corp.                          Auto Manufacturers        -34.8%
 2     New Factory Card Outlet & Party Corp     Retail                    -30.0%
 3     Matrixx Initiatives Inc.                 Pharmaceuticals           -27.6%
 4     Commonwealth Industries Inc.             Mining                    -27.4%
 5     Vital Images Inc.                        Healthcare-Products       -27.1%
 6     John B. Sanfilippo & SON                 Food                      -26.8%
 7     I-Sector Corp.                           Computers                 -23.7%
 8     Evolving Systems Inc.                    Software                  -21.4%

The worst performing stock, Starcraft Corp. is a second-stage automobile manufacturer. The bulk of the company's sales are to original equipment manufacturers in the auto industry. The stock declined during the quarter on investor concerns about the impact of an acquisition that the company made in January of this year. In addition, the company issued a warning during the quarter that its fiscal year results for the current fiscal year ending in September 2004 would not be comparable to its prior year results. The stock price slid 54.7% this past quarter. Fortunately for us, our decision to sell the stock helped limit our loss somewhat, to 34.4%.

Continued Market Outperformance of the Worst Stocks (from one financial perspective)

TRANSLATION: Another performance explanation footnote . . . We tend to avoid stocks with a higher chance of bankruptcy. This probably hurt our performance in the March quarter.

Last quarter, I reported that 2003 was a year when some of the really "doggy" ultra-small stocks had some of the biggest market gains. Every category of stocks eventually gets their day in the sun, and stocks with the biggest financial losses continued to perform well with respect to stock price in the March quarter. While we expect occasional performance bursts from companies we generally avoid, we believe they add undue risk in the long-term and detract from long-term performance.

Last quarter, the 50 ultra-small stocks with the most negative earnings per share appreciated a remarkable 21%, more than twice our market benchmark average. Since we only owned a relatively small position in only one of these stocks, this phenomenon hurt our performance on a relative basis.

Top Ten Holdings

At quarter end, Consumer Non-cyclicals comprised our largest sector representation at 20.0% of net assets, followed by Consumer Cyclicals at 17.0% of net assets and Industrials at 15.2%. Within the "ultra-small" stock sector, we are fairly well diversified. Here are the top ten holdings at the end of
March:

                                                                            Percent of
Rank          Description                        Industry                   Net Assets
----          -----------                        --------                   ----------
  1    Sina Corp                            Internet                           3.9%
  2    Deckers Outdoor Corp                 Apparel                            3.6%
  3    SFBC International Inc               Commercial Services                3.4%
  4    Taser International Inc              Electronics                        3.1%
  5    Petroleum Development Corp           Oil & Gas                          2.7%
  6    America Service Group Inc            Healthcare-Services                2.7%
  7    Ultralife Batteries Inc              Electrical Comp. &Equipment        2.6%
  8    Cal-Maine Foods Inc                  Food                               2.5%
  9    JOS A Bank Clothiers Inc             Retail                             2.4%
 10    California Micro Devices CP          Electronics                        2.3%
                                                                              ----
                                                                              29.3%

Update on Changes at Bridgeway

TRANSLATION: Last quarter I highlighted some changes at Bridgeway: serving a higher volume of callers, giving direct shareholders access to their accounts over the Internet, and focusing a higher percentage of our resources on investment management and compliance. The reason for our commitment to investment management is pretty obvious: we seek to stay ahead of the performance curve over the long haul. The commitment of additional resources to compliance is a result of the increasing complexity of operations due to our growth and due also to the regulatory climate. I have been pleased with the relative smoothness of our transition so far.

Last month I highlighted changes we made by outsourcing our account maintenance (called transfer agency). I am pleased to report that our relationship with the Fund Services division of Citigroup Global Transaction Services (formerly Forum Financial Group) has gone well, with fewer and smaller glitches than I expected from such a transition. Last month I got a chance to meet a handful of the people who work at Fund Services/Citigroup and who "make it all happen." I am very impressed with them, and I am pleased with their commitment to continuing our tradition of friendly and knowledgeable service.

In addition to our transfer agency change, we took other actions with partner organizations to strengthen and expand our operations. The National Association of Securities Dealers (NASD) is a self-regulatory organization of securities firms. Its subsidiary, NASD Regulation, regulates the securities markets for the ultimate benefit and protection of the investor, among other things in the areas of marketing and advertising. Although we do have a website and we communicate with shareholders and intermediaries, since we do very little traditional advertising and have no retail sales force, we have not been an NASD member. Although we plan to continue doing no traditional sales through a proprietary sales network, we want to be able to tell more people about our funds, for example at national conferences and workshops. In addition to having Citigroup perform our transfer agency function, we have also partnered with Forum Fund Services, LLC. (Forum), an NASD member firm.

Lastly, we have partnered with ALPS Mutual Fund Services, Inc. to handle fund accounting and administrative services, such as the calculation of the net asset values of our funds daily. Previously, we did this internally, and to be honest, it was time for us either to expand resources or engage an outside firm with expertise in accounting functions such as fund pricing. As is our goal, in making modifications to manage growth and change, our focus is on shareholders' interests. If you would like to discuss any of these changes or if you have had problems with our operations, please give us a call 800-661-3550, option four.

A New Look (sadly)

When I observe product presentation in print and media, I am amazed at the amount of disclaimer statements. Our industry is no exception. In some cases the disclaimers seem to be forced or awkward. There is a balance between fair and uniform disclosure and getting lost in boring minutia. For example, I have committed early in our history to report to you in the first paragraph of our letters a) performance for the period, b) how it relates to some relevant market and peer benchmarks, and c) how I feel about that performance. (This commitment stemmed from my frustration in my mutual fund shareholder years before starting Bridgeway -- shareholder letters with paragraphs and paragraphs about the market and the economy, but nothing about how my fund did and whether I was supposed to think it was good or bad.) Now, in order to provide this information and to make it available on our web site, I have to disclose the full SEC presentation of performance as the very next paragraph -- before any other discussion -- and apparently, along with nine sentences of disclaimers. Don't get me wrong; I think this stuff is very important. But I hate potentially putting you to sleep before you've finished the first page. Take heart -- even this dosage will not cause an allergic reaction.

Shareholder Suggestion

Each report to shareholders begins with information on the performance of the fund and its holdings, followed by general comments on the market, our industry or our fund family. One shareholder of multiple Bridgeway funds recently communicated that he hated to see a rehash of some of the same materials in reading the letters of more than one of our funds. His suggestion: email one complete letter with the common portions only once. I have to say there are merits to this suggestion (including saving paper and postage) and we are checking into it. Some complications which might not be obvious to a reader are that we have to file each letter exactly as we mail it on line with the "EDGAR" system of the SEC. Each page of filing costs the fund money and the common sections do change slightly from letter to letter. I'll get back to you on this one.

Shareholder Education -- "How are fees paid from my account?"

TRANSLATION: The world of mutual fund fees and expenses can be very confusing, but - just like a household - the more you can keep expenses from eating into your income, the more profit you can savor for future special events. Some fees are sales- and account-related, and you can see them reported on your account statement. Other fees affect the value of your account but do not show up separately on a statement. These fall into two groups: those that compose the expense ratio and those that relate to transactions (for example, buying and selling stocks) within the fund itself.

SALES LOADS, REDEMPTION FEES, EXCHANGE FEES, AND ACCOUNT MAINTENANCE FEES are types of fees that are deducted directly from your account. These fees are specific to your choices, and you will see them on your account statement. They are not part of the EXPENSE RATIO. Bridgeway Funds charge no sales loads or exchange fees. The Ultra-Small Company Market Fund and the Blue Chip 35 Index Fund have redemption fees; however the SEC has proposed redemption fees for all mutual funds to discourage market timing. Other fees such as transaction or processing fees are related to the marketplace, broker or fund company where you do your mutual fund business.

Components of the EXPENSE RATIO include: MANAGEMENT FEES, DISTRIBUTION (12b-1) FEES and OTHER EXPENSES incurred while conducting the fund's business. These are accrued (set aside in little bits) daily and deducted from the net assets of the fund on a daily basis. Periodically, the fund pays the accumulated fees to the management company and other service providers. This is why you never "see" the fees on your statement because they are deducted from the fund's NAV (net asset value) on a daily basis in very small increments. All funds report operating expenses in aggregate in the financial statements to the shareholders twice annually, after June 30 and December 30 in our case, but you don't see them on your individual account statement. (This might change in the future under some proposed new legislation, however.) The expense ratio is calculated by dividing a fund's expenses by its average net assets. An expense ratio of 1% means that the fund charges $1 per year for every $100 invested. Shareholders can see the influence of high or low expense ratios as they affect the daily price of the fund over time (see the example below.)

The fund pays a MANAGEMENT FEE to the investment adviser from its assets to manage securities (buy and sell according to the fund's objective) in the fund.

DISTRIBUTION (12b-1) FEES include fees paid for marketing and selling fund shares, such as compensating brokers or paying for proprietary marketing platforms that offer fund shares for sale. They also pay for distributing prospectuses and other sales information to prospective investors. If the fund maintains fees under 0.25%, it can keep the label, "no load." Bridgeway Funds offer two classes of shares: "N" shares have no 12b-1 fee, and "R" shares do have a 12b-1 fee so that they may be offered in special distribution arrangements.

Examples of OTHER EXPENSES are shareholder servicing, custodial, legal, accounting, transfer agent, Director compensation and other administrative expenses.

Fees and expenses vary from fund to fund and can make a significant difference over time. For instance, if you invested $10,000 in a fund with an annual return before expenses of 10% and with expenses of 1.5%, after 20 years, you would have roughly $49,725. Shave the expenses to 0.5%, and you would have $60,858 - an 18% difference. That's it for mutual fund expenses 101. Next quarter I'd like to tell you about some of the fund expenses that are not in "plain sight," but that can make a big difference to your "future special events."

Disclaimer

The following is a reminder from the friendly folks at your Fund who worry about liability. The views expressed here are exclusively those of Fund management. These views are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or Fund applies only as of the quarter end, March 31, 2004, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and are not indicative of future performance.

The Fund is subject to above average market risk (volatility) and is not an appropriate investment for short-term investors. Investments in small companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. This report must be preceded or accompanied by a current Bridgeway Funds prospectus. Forum Fund Services, LLC, distributor. (05/04).

Conclusion

As always, we appreciate your feedback. We've gotten quite a bit of positive feedback from shareholders recently, both about our performance and some of our policies in light of recent industry scandals. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas coming -- we continually look for ways to improve our service.

Sincerely,

/s/ John Montgomery
----------------------------------
John Montgomery

         COMPARATIVE SUMMARY OF PENDING LEGISLATION AND SEC RULEMAKING

The legislature and the Securities and Exchange Commission have reacted to industry scandals surrounding market timing and late trading with a plethora of potential new legislation and rules. I used to be able to keep up with proposed new fund industry legislation and the status of major potential legislative efforts in my head. No more. Here is a summary table prepared by Bill Tartikoff and Ivy Wafford Duke of the Calvert Fund Group, used by permission.


ENHANCED DISCLOSURE ON FEES AND EXPENSES

Topic                              Senate or House of Representatives bill number         Corresponding SEC Rule
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
                                 S. 1822   H.R. 2420   S. 1971   S. 1958   S. 2059             SEC Rulemaking
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Improved transparency of                       X          X         X           X   Disclosure of Breakpoint Discounts by
mutual fund costs.                                                                  Mutual Funds

                                                                                    Confirmation Requirements and Point of
                                                                                    Sale Disclosure Requirements

                                                                                    Enhanced Mutual Fund Expense and
                                                                                    Portfolio Disclosure
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Obligations regarding certain                  X          X                   X     Prohibition on the Use of Brokerage
distribution and soft dollar                                                        Commissions to Finance Distribution
arrangements
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Definition of no-load mutual                   X          X
fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of incentive             X          X          X                   X     Confirmation Requirements and Point of
compensation and mutual fund                                                        Sale Disclosure Requirements
sales.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of portfolio             X                                         X     Future rule re: disclosure to fund
manager compensation.                                                               shareholders about portfolio
                                                                                    manager's relationship with the
                                                                                    fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------

FUND GOVERNANCE

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Independent mutual fund boards.        75%       67%       75%       75%    75%      75%
                                                                                     Investment Company Governance
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Audit committee requirements for                  X         X                  X
investment companies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Informing directors of significant                X         X
deficiencies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Certification by chairman and chief                         X               X
compliance officer.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

PREVENTING ABUSIVE MUTUAL FUND PRACTICES

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of fraud; internal                     X         X                  X     o Compliance Programs
compliance and control procedures.                                                   o Investment Adviser Codes
                                                                                       of Ethics
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Ban on joint management of mutual                 X         X                  X
funds and hedge funds.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Restrictions on short term trading                X         X         X        X     Future rule re: imposition of a
and mandatory redemption fees.                                                       mandatory redemption fee on market
                                                                                     timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Elimination of stale prices.                      X         X                  X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Formal policies and procedures                              X         X        X     o Disclosure Regarding
related to market timing.                                                              Market Timing and Selective
                                                                                       Disclosure of Portfolio Holdings
                                                                                     o Future Additional
                                                                                       Proposals to combat market
                                                                                       timing abuses
                                                                                     o Future rule re:
                                                                                       imposition of a mandatory
                                                                                       redemption fee on market timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of late trades.                        X         X         X        X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Disclosure of insider transactions.                         X                  X
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

MUTUAL FUND INDUSTRY OVERSIGHT

Topic                            Senate or House of Representatives bill number          Corresponding SEC Rule
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
                                      S.1822  H.R. 2420   S. 1971   S. 1958   S. 2059            SEC Rulemaking
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Oversight          X                    X         X*
Board.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of coordination of                                     X
enforcement efforts.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Review of Commission resources.                              X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Commission study and report                       X          X
regulating soft dollar arrangements.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Report on regulatory response to                             X
late trading and market timing.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of arbitration claims.                      X          X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Financial Literacy Among       X                                        X
Mutual Fund Investors.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Advertising.       X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
*S. 1958 provides for the establishment of a Mutual Fund Oversight Board.

     KEY:

     o    Mutual Fund Transparency Act of 2003 - S. 1822
     o    Mutual Fund Integrity and Fee Transparency Act of 2003 - H.R. 2420
     o    Mutual Fund Investor Confidence Restoration Act of 2003 - S. 1971
     o    Mutual Fund Investor Protection Act of 2003 - S. 1958
     o    Mutual Fund Reform Act of 2004 - S. 2059
     o SEC Final Rule: Compliance Programs of Investment Companies and Investment Advisers
     o    SEC Final Rule: Enhanced Mutual Fund Expense and Portfolio Disclosure
     o SEC Proposed Rule: Disclosure Regarding Market Timing and Selective Disclosure of Portfolio Holdings
     o    SEC Proposed Rule: Disclosure of Breakpoint Discounts by Mutual Funds
     o    SEC Proposed Rule: Investment Company Governance
     o    SEC Proposed Rule: Investment Adviser Codes of Ethics
     o SEC Proposed Rule: Confirmation Requirements and Point of Sale Disclosure Requirements for
     o    Transactions in Certain Mutual Funds and Other Securities
     o SEC Proposed Rule: Disclosure Regarding Approval of Investment Advisory Contracts by Directors of Investment Companies
     o SEC Proposed Rule: Prohibition on the Use of Brokerage Commissions to Finance Distribution

The table above is not intended to be all inclusive, nor certainly, up to the minute. However, it gives a good feel of what we're facing as a small fund company. In preparation, we have significantly increased our budget for legal work and compliance.

[BRIDGEWAY FUNDS LOGO]

April 30, 2004                             March 2004 Quarter - Quarterly Report

Dear Fellow Micro-Cap Limited Shareholder,

Our Fund was down 2.24% in the March quarter, lagging each of our benchmarks. It was a poor quarter in absolute and especially relative terms.

The table below presents our March quarter, one-year, five-year, and life-to-date financial results according to the formula required by the SEC.

                                       March Qtr.        1 Year        5 Year        Life-to-Date
                                         1/1/04          4/1/03        4/1/99         6/30/98 to
                                       to 3/31/04(1)   to 3/31/04   to 3/31/04(2)    to 3/31/04(2)
                                       -------------   ----------   -------------    -------------
Micro-Cap Limited Fund                    -2.24%         65.06%        26.32%           21.22%
Lipper Small-Cap Stock Funds               5.01%         55.31%         7.97%            4.70%
Russell 2000 Index (small stocks)          6.26%         63.83%         9.66%            5.93%
CRSP Cap-Based Portfolio 9 Index           5.08%         83.20%        18.46%           12.92%

      Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call 1-800-661-3550 or visiting the Fund's website at www.bridgeway.com. Returns listed in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      The Lipper Small Cap Stock Funds is an index of small-cap funds compiled by Lipper, Inc. The Russell 2000 Index is an unmanaged, market value weighted index, which measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. The CRSP Cap-Based Portfolio 9 Index is an unmanaged index of 616 micro-cap companies compiled by the Center for Research in Security Prices, with dividends reinvested. It is not possible to invest directly in an index or average. (1)Periods less than one year are not annualized.
      (2)Periods longer than one year are annualized.

According to data from Lipper, Inc., the Micro-Cap Limited Fund ranked 45th of 70 micro-cap funds for the last twelve months, 12th of 44 over the last five years and 6th of 42 since inception. Lipper, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns.

Detailed Explanation of Quarterly Performance

Only three companies were up at least 20% in the quarter, a much lower number than in the previous few quarters:

Rank        Description                  Industry                     % Gain
----        -----------                  --------                     ------
 1    ACT Teleconferencing Inc       Telecommunications                43.9%
 2    Giant Industries Inc           Oil & Gas                         28.7%
 3    JOS A Bank Clothiers Inc       Retail                            23.5%

Although ACT Teleconferencing Inc., the web-based teleconferencing services provider, tops our best performers list this quarter with a 43.9% gain, the third item on our list, Jos. A. Bank Clothiers, Inc., actually generated our largest dollar gains for the quarter. Jos. A. Bank represented 4.0% of our net assets at the end of March (it started the quarter at 2.2% of net assets.) JOSB benefited from a string of good news reports, including improved prospects for economic recovery, the company raising its earnings guidance for its fiscal year that just ended in January, and strong year after year growth, particularly for this past February. Our position in the stock, which we started building in the spring of 2002, increased 23.5% in value over the past quarter.

Also three stocks declined by more than 20%:

Rank        Description                   Industry                    % Loss
----        -----------                   --------                    ------
 1    Starcraft Corp                 Auto Manufacturers               -41.0%
 2    Matrixx Initiatives Inc        Pharmaceuticals                  -31.6%
 3    Evolving Systems Inc           Software                         -24.0%

The worst performing stock, Starcraft Corp. is a second-stage automobile manufacturer. The bulk of the company's sales are to OEMs (Original Equipment Manufacturers) in the auto industry. The stock declined during the quarter on investor concerns about the impact of an acquisition that the company made in January of this year. In addition, the company issued a warning during the quarter that its fiscal year results for the current fiscal year ending in September 2004 would not be comparable to its prior year results. The stock price slid 54.7% this past quarter. Fortunately for us, our decision to sell the stock helped limit our loss to only 41.0%.

Continued Market Outperformance of the Worst Stocks (from one financial perspective)

TRANSLATION: Another performance explanation footnote . . . We tend to avoid stocks with a higher chance of bankruptcy. This probably hurt our performance in the March quarter.

Last quarter, I reported that 2003 was a year when some of the really "doggy" small stocks had some of the biggest market gains. Every category of stocks eventually gets their day in the sun, and stocks with the biggest financial losses continued to perform well with respect to stock price in the March quarter. While we expect occasional performance bursts from companies we generally avoid, we believe they add undue risk in the long-term and detract from long-term performance.

Based on data from the ultra-small stock sector, it appears that the "doggy stocks," underrepresented in our Fund, outperformed the market by something like two-fold. This phenomenon appears to have added to our underperformance on a relative basis in the March quarter.

Top Ten Holdings and Characteristics of Risk

At quarter end, Consumer Cyclicals comprised our largest sector representation at 23.6% of net assets, followed by Technology at 17.0% and Communications at 14.7%. Within the micro-cap sector, our Fund is fairly well diversified. Here are the top ten holdings at the end of March:

                                                                         Percent of
Rank         Description                       Industry                  Net Assets
----         -----------                       --------                  ----------
  1     SS&C Technologies Inc             Software                          4.4%
  2     ASV Inc                           Auto Manufacturers                4.2%
  3     JOS A Bank Clothiers Inc          Retail                            4.0%
  4     Sterling Financial Corp           Savings & Loans                   3.8%

  5     PrivateBancorp Inc                Banks                             3.7%
  6     Nuevo Energy Co                   Oil & Gas                         3.6%
  7     USANA Health Sciences Inc         Pharmaceuticals                   3.4%
  8     Cash America International Inc    Retail                            3.4%
  9     Komag Inc                         Computers                         3.3%
 10     Rofin-Sinar Technologies Inc      Electronics                       3.1%
                                                                           ----
        Total                                                              36.8%

Update on Changes at Bridgeway

TRANSLATION: Last quarter I highlighted some changes at Bridgeway: serving a higher volume of callers, giving direct shareholders access to their accounts over the Internet, and focusing a higher percentage of our resources on investment management and compliance. The reason for our commitment to investment management is pretty obvious: we seek to stay ahead of the performance curve over the long haul. The commitment of additional resources to compliance is a result of the increasing complexity of operations due to our growth and due also to the regulatory climate. I have been pleased with the relative smoothness of our transition so far.

Last month I highlighted changes we made by outsourcing our account maintenance (called transfer agency). I am pleased to report that our relationship with the Fund Services division of Citigroup Global Transaction Services (formerly Forum Financial Group) has gone well, with fewer and smaller glitches than I expected from such a transition. Last month I got a chance to meet a handful of the people who work at Fund Services/Citigroup and who "make it all happen." I am very impressed with them, and I am pleased with their commitment to continuing our tradition of friendly and knowledgeable service.

In addition to our transfer agency change, we took other actions with partner organizations to strengthen and expand our operations. The National Association of Securities Dealers (NASD) is a self-regulatory organization of securities firms. Its subsidiary, NASD Regulation, regulates the securities markets for the ultimate benefit and protection of the investor, among other things in the areas of marketing and advertising. Although we do have a website and we communicate with shareholders and intermediaries, since we do very little traditional advertising and have no retail sales force, we have not been an NASD member. Although we plan to continue doing no traditional sales through a proprietary sales network, we want to be able to tell more people about our funds, for example at national conferences and workshops. In addition to having Citigroup perform our transfer agency function, we have also partnered with Forum Fund Services, LLC. (Forum), an NASD member firm.

Lastly, we have partnered with ALPS Mutual Fund Services, Inc. to handle fund accounting and administrative services, such as the calculation of the net asset values of our funds daily. Previously, we did this internally, and to be honest, it was time for us either to expand resources or engage an outside firm with expertise in accounting functions such as fund pricing. As is our goal, in making modifications to manage growth and change, our focus is on shareholders' interests. If you would like to discuss any of these changes or if you have had problems with our operations, please give us a call 800-661-3550, option four.

A New Look (sadly)

When I observe product presentation in print and media, I am amazed at the amount of disclaimer statements. Our industry is no exception. In some cases the disclaimers seem to be forced or awkward. There is a balance between fair and uniform disclosure and getting lost in boring minutia. For example, I have committed early in our history to report to you in the first paragraph of our letters a) performance for the period, b) how it relates to some relevant market and peer benchmarks, and c) how I feel about that performance. (This commitment stemmed from my frustration in my mutual fund shareholder years before starting Bridgeway -- shareholder letters with paragraphs and paragraphs about the market and the economy, but nothing about how my fund did and whether I was supposed to think it was good or bad.) Now, in order to provide this information and to make it available on our web site, I have to disclose the full SEC presentation of performance as the very next paragraph -- before any other discussion -- and apparently, along with nine sentences of disclaimers. Don't get me wrong; I think this stuff is very important. But I hate potentially putting you to sleep before you've finished the first page. Take heart -- even this dosage will not cause an allergic reaction.

Shareholder Suggestion

Each report to shareholders begins with information on the performance of the fund and its holdings, followed by general comments on the market, our industry or our fund family. One shareholder of multiple Bridgeway funds recently communicated that he hated to see a rehash of some of the same materials in reading the letters of more than one of our funds. His suggestion: email one complete letter with the common portions only once. I have to say there are merits to this suggestion (including saving paper and postage) and we are checking into it. Some complications which might not be obvious to a reader are that we have to file each letter exactly as we mail it on line with the "EDGAR" system of the SEC. Each page of filing costs the fund money and the common sections do change slightly from letter to letter. I'll get back to you on this one.

Shareholder Education -- "How are fees paid from my account?"

TRANSLATION: The world of mutual fund fees and expenses can be very confusing, but - just like a household - the more you can keep expenses from eating into your income, the more profit you can savor for future special events. Some fees are sales- and account-related, and you can see them reported on your account statement. Other fees affect the value of your account but do not show up separately on a statement. These fall into two groups: those that compose the expense ratio and those that relate to transactions (for example, buying and selling stocks) within the fund itself.

SALES LOADS, REDEMPTION FEES, EXCHANGE FEES, AND ACCOUNT MAINTENANCE FEES are types of fees that are deducted directly from your account. These fees are specific to your choices, and you will see them on your account statement. They are not part of the EXPENSE RATIO. Bridgeway Funds charge no sales loads or exchange fees. The Ultra-Small Company Market Fund and the Blue Chip 35 Index Fund have redemption fees; however the SEC has proposed redemption fees for all mutual funds to discourage market timing. Other fees such as transaction or processing fees are related to the marketplace, broker or fund company where you do your mutual fund business.

Components of the EXPENSE RATIO include: MANAGEMENT FEES, DISTRIBUTION (12b-1) FEES and OTHER EXPENSES incurred while conducting the fund's business. These are accrued (set aside in little bits) daily and deducted from the net assets of the fund on a daily basis. Periodically, the fund pays the accumulated fees to the management company and other service providers. This is why you never "see" the fees on your statement because they are deducted from the fund's NAV (net asset value) on a daily basis in very small increments. All funds report operating expenses in aggregate in the financial statements to the shareholders twice annually, after June 30 and December 30 in our case, but you don't see them on your individual account statement. (This might change in the future under some proposed new legislation, however.) The expense ratio is calculated by dividing a fund's expenses by its average net assets. An expense ratio of 1% means that the fund charges $1 per year for every $100 invested. Shareholders can see the influence of high or low expense ratios as they affect the daily price of the fund over time (see the example below.)

The fund pays a MANAGEMENT FEE to the investment adviser from its assets to manage securities (buy and sell according to the fund's objective) in the fund.

DISTRIBUTION (12b-1) FEES include fees paid for marketing and selling fund shares, such as compensating brokers or paying for proprietary marketing platforms that offer fund shares for sale. They also pay for distributing prospectuses and other sales information to prospective investors. If the fund maintains fees under 0.25%, it can keep the label, "no load." Bridgeway Funds offer two classes of shares: "N" shares have no 12b-1 fee, and "R" shares do have a 12b-1 fee so that they may be offered in special distribution arrangements.

Examples of OTHER EXPENSES are shareholder servicing, custodial, legal, accounting, transfer agent, Director compensation and other administrative expenses.

Fees and expenses vary from fund to fund and can make a significant difference over time. For instance, if you invested $10,000 in a fund with an annual return before expenses of 10% and with expenses of 1.5%, after 20 years, you would have roughly $49,725. Shave the expenses to 0.5%, and you would have $60,858 - an 18% difference. That's it for mutual fund expenses 101. Next quarter I'd like to tell you about some of the fund expenses that are not in "plain sight," but that can make a big difference to your "future special events."

Disclaimer

The following is a reminder from the friendly folks at your Fund who worry about liability. The views expressed here are exclusively those of Fund management. These views are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or Fund applies only as of the quarter end March 31, 2004, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and are not indicative of future performance.

The Fund is subject to above average market risk (volatility) and is not an appropriate investment for short-term investors. Investments in small companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. This report must be preceded or accompanied by a current Bridgeway Funds prospectus. Forum Fund Services, LLC, distributor. (03/04).

Conclusion

As always, we appreciate your feedback. We've gotten quite a bit of positive feedback from shareholders recently, both about our performance and some of our policies in light of recent industry scandals. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas coming -- we continually look for ways to improve our service.

Sincerely,

/s/ John Montgomery
---------------------------------
John Montgomery

         COMPARATIVE SUMMARY OF PENDING LEGISLATION AND SEC RULEMAKING

The legislature and the Securities and Exchange Commission have reacted to industry scandals surrounding market timing and late trading with a plethora of potential new legislation and rules. I used to be able to keep up with proposed new fund industry legislation and the status of major potential legislative efforts in my head. No more. Here is a summary table prepared by Bill Tartikoff and Ivy Wafford Duke of the Calvert Fund Group, used by permission.


ENHANCED DISCLOSURE ON FEES AND EXPENSES

Topic                              Senate or House of Representatives bill number         Corresponding SEC Rule
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
                                 S. 1822   H.R. 2420   S. 1971   S. 1958   S. 2059             SEC Rulemaking
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Improved transparency of                       X          X         X           X   Disclosure of Breakpoint Discounts by
mutual fund costs.                                                                  Mutual Funds

                                                                                    Confirmation Requirements and Point of
                                                                                    Sale Disclosure Requirements

                                                                                    Enhanced Mutual Fund Expense and
                                                                                    Portfolio Disclosure
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Obligations regarding certain                  X          X                   X     Prohibition on the Use of Brokerage
distribution and soft dollar                                                        Commissions to Finance Distribution
arrangements
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Definition of no-load mutual                   X          X
fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of incentive             X          X          X                   X     Confirmation Requirements and Point of
compensation and mutual fund                                                        Sale Disclosure Requirements
sales.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of portfolio             X                                         X     Future rule re: disclosure to fund
manager compensation.                                                               shareholders about portfolio
                                                                                    manager's relationship with the
                                                                                    fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------

FUND GOVERNANCE

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Independent mutual fund boards.        75%       67%       75%       75%    75%      75%
                                                                                     Investment Company Governance
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Audit committee requirements for                  X         X                  X
investment companies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Informing directors of significant                X         X
deficiencies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Certification by chairman and chief                         X               X
compliance officer.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

PREVENTING ABUSIVE MUTUAL FUND PRACTICES

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of fraud; internal                     X         X                  X     o Compliance Programs
compliance and control procedures.                                                   o Investment Adviser Codes
                                                                                       of Ethics
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Ban on joint management of mutual                 X         X                  X
funds and hedge funds.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Restrictions on short term trading                X         X         X        X     Future rule re: imposition of a
and mandatory redemption fees.                                                       mandatory redemption fee on market
                                                                                     timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Elimination of stale prices.                      X         X                  X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Formal policies and procedures                              X         X        X     o Disclosure Regarding
related to market timing.                                                              Market Timing and Selective
                                                                                       Disclosure of Portfolio Holdings
                                                                                     o Future Additional
                                                                                       Proposals to combat market
                                                                                       timing abuses
                                                                                     o Future rule re:
                                                                                       imposition of a mandatory
                                                                                       redemption fee on market timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of late trades.                        X         X         X        X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Disclosure of insider transactions.                         X                  X
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

MUTUAL FUND INDUSTRY OVERSIGHT

Topic                            Senate or House of Representatives bill number          Corresponding SEC Rule
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
                                      S.1822  H.R. 2420   S. 1971   S. 1958   S. 2059            SEC Rulemaking
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Oversight          X                    X         X*
Board.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of coordination of                                     X
enforcement efforts.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Review of Commission resources.                              X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Commission study and report                       X          X
regulating soft dollar arrangements.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Report on regulatory response to                             X
late trading and market timing.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of arbitration claims.                      X          X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Financial Literacy Among       X                                        X
Mutual Fund Investors.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Advertising.       X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
*S. 1958 provides for the establishment of a Mutual Fund Oversight Board.

     KEY:

     o    Mutual Fund Transparency Act of 2003 - S. 1822
     o    Mutual Fund Integrity and Fee Transparency Act of 2003 - H.R. 2420
     o    Mutual Fund Investor Confidence Restoration Act of 2003 - S. 1971
     o    Mutual Fund Investor Protection Act of 2003 - S. 1958
     o    Mutual Fund Reform Act of 2004 - S. 2059
     o SEC Final Rule: Compliance Programs of Investment Companies and Investment Advisers
     o    SEC Final Rule: Enhanced Mutual Fund Expense and Portfolio Disclosure
     o SEC Proposed Rule: Disclosure Regarding Market Timing and Selective Disclosure of Portfolio Holdings
     o    SEC Proposed Rule: Disclosure of Breakpoint Discounts by Mutual Funds
     o    SEC Proposed Rule: Investment Company Governance
     o    SEC Proposed Rule: Investment Adviser Codes of Ethics
     o SEC Proposed Rule: Confirmation Requirements and Point of Sale Disclosure Requirements for
     o    Transactions in Certain Mutual Funds and Other Securities
     o SEC Proposed Rule: Disclosure Regarding Approval of Investment Advisory Contracts by Directors of Investment Companies
     o SEC Proposed Rule: Prohibition on the Use of Brokerage Commissions to Finance Distribution

The table above is not intended to be all inclusive, nor certainly, up to the minute. However, it gives a good feel of what we're facing as a small fund company. In preparation, we have significantly increased our budget for legal work and compliance.

[BRIDGEWAY FUNDS LOGO]

April 30, 2004                             March 2004 Quarter - Quarterly Report

Dear Fellow Small-Cap Growth Shareholder,

Our Fund had a positive return of 2.43% for the March 2004 quarter, compared to a 3.56% return for our primary market benchmark, the Russell 2000 Growth Index, and a 5.58% return of our peer benchmark, the Lipper Small-Cap Growth Index. For the five months since inception, the Fund was up 5.20%, compared to a 6.47% return for the Russell 2000 Growth Index, and a 9.51% return of the Lipper Small-Cap Growth Index. It was a poor quarter and five months.

The table below presents our performance for the March quarter and since inception.

                                         March Qtr.           Life-to-Date
                                           1/1/04               10/31/03
                                         to 3/31/04            to 3/31/04
                                         ----------           ------------
Small-Cap Growth Fund                       2.43%                 5.20%
Russell 2000 Growth Index                   3.56%                 6.47%
Lipper Small-Cap Growth Index               5.58%                 9.51%

      Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call 1-800-661-3550 or visit the Fund's website at www.bridgeway.com. Returns listed in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      The Russell 2000 Growth Index is an unmanaged index which consists of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Lipper Small-Cap Growth Index is an index of small -company, growth-oriented funds compiled by Lipper, Inc. It is not possible to invest directly in an index.

Detailed Explanation of Quarterly Performance

Seven stocks appreciated more than 20% in the March quarter:

Rank          Description                  Industry                          % Gain
----          -----------                  --------                          ------
  1     WebEx Communications Inc          Internet                            38.1%
  2     Guess? Inc                        Apparel                             33.3%
  3     Affymetrix Inc                    Biotechnology                       27.5%
  4     Eon Labs Inc                      Pharmaceuticals                     24.0%
  5     Chico's FAS Inc                   Retail                              21.2%
  6     Accredo Health Inc                Pharmaceuticals                     20.5%
  7     Urban Outfitters Inc              Retail                              20.0%

Note: Stocks with diminimus appreciation or loss (less than 0.1% impact on the Fund performance) are not shown in this table.

Our top gainer for the quarter was WebEx Communications, Inc. WebEx designs and markets interactive multimedia communication services that allow end users to conduct meetings and share software applications, documents, and other content right over the Internet using a regular web browser. I've personally used the company's web conferencing service...and it is pretty interesting, allowing people in multiple locations to see a presentation on their own computers in "real time." In my case, several Bridgeway staff received software training by computer and telephone conferencing. Our position in WebEx gained 38.1% for the quarter.

Another strong performer for our Fund this quarter was Guess? Inc., the clothing designer and manufacturer. We first purchased shares of Guess? this quarter, and saw our position end the quarter up 33.3% on renewed optimism for retail consumer spending, and positive increases in company profits.

Unfortunately, almost as many stocks lost more than 20% in the March quarter:

Rank            Description                   Industry                       % Loss
----            -----------                   --------                       ------
  1     Advanced Digital Info. Corp       Computers                          -33.9%
  2     Foundry Networks Inc              Telecommunications                 -33.6%
  3     ITT Educational Services Inc      Commercial Services                -32.1%
  4     Matrixx Initiatives Inc           Pharmaceuticals                    -31.2%
  5     John B. Sanfilippo & SON          Food                               -26.3%
  6     Advanced Neuromodulation          Healthcare-Products                -20.5%
          Systems Inc

Note: Stocks with diminimus appreciation or loss (less than 0.1% impact on the Fund performance) are not shown in this table.

Among these six declining stocks, Matrixx Initiatives, Inc. lost the most in actual dollars, even though its 31.2% percentage loss ranks fourth on the list. Matrixx, which develops and markets over-the-counter cold and flu treatments, saw its stock pull back in January after experiencing a 122% gain over the previous five months (through the end of December 2003). In February, a national morning news program featured a segment in which a consumer claimed to have been negatively affected by using one of Matrixx's products. The company issued a statement reaffirming the safety of its products, but investors sent the stock lower by 23.8% on that same day. This demonstrates "company-specific risk" (the risk that one company's bad fortunes can significantly affect a fund's value). It is the reason we tend to limit our holdings to not more than 3% of net assets in this Fund.

Top Ten Holdings

At quarter end, Consumer Cyclicals comprised our largest sector representation at 28% of net assets, followed by Consumer Non-cyclicals at 25% and Communications at 17%. Our top ten holdings represented 23.5% of total net assets, indicating much stronger diversification than Bridgeway's more aggressively managed Aggressive Investors funds. Here are the top ten holdings at the end of March:

                                                                              Percent of
 Rank              Description                          Industry              Net Assets
-----              -----------                          --------              ----------
   1     Eon Labs Inc                             Pharmaceuticals                2.7%
   2     NetFlix Inc                              Internet                       2.5%
   3     JB Hunt Transport Services Inc           Transportation                 2.4%
   4     Transaction Systems Architects Inc       Software                       2.4%
   5     Claire's Stores Inc                      Retail                         2.3%
   6     Ceradyne Inc                             Misc. Manufacturers            2.3%
   7     K-Swiss Inc                              Apparel                        2.2%
   8     CNET Networks Inc                        Internet                       2.2%
   9     Yankee Candle Co Inc                     Household Products/Wares       2.1%
  10     Nu Skin Enterprises Inc                  Retail                         2.1%
                                                                                ----
         Total                                                                  23.3%

Update on Changes at Bridgeway

TRANSLATION: Last quarter I highlighted some changes at Bridgeway: serving a higher volume of callers, giving direct shareholders access to their accounts over the Internet, and focusing a higher percentage of our resources on investment management and compliance. The reason for our commitment to investment management is pretty obvious: we seek to stay ahead of the performance curve over the long haul. The commitment of additional resources to compliance is a result of the increasing complexity of operations due to our growth and due also to the regulatory climate. I have been pleased with the relative smoothness of our transition so far.

Last month I highlighted changes we made by outsourcing our account maintenance (called transfer agency). I am pleased to report that our relationship with the Fund Services division of Citigroup Global Transaction Services (formerly Forum Financial Group) has gone well, with fewer and smaller glitches than I expected from such a transition. Last month I got a chance to meet a handful of the people who work at Fund Services/Citigroup and who "make it all happen." I am very impressed with them, and I am pleased with their commitment to continuing our tradition of friendly and knowledgeable service.

In addition to our transfer agency change, we took other actions with partner organizations to strengthen and expand our operations. The National Association of Securities Dealers (NASD) is a self-regulatory organization of securities firms. Its subsidiary, NASD Regulation, regulates the securities markets for the ultimate benefit and protection of the investor, among other things in the areas of marketing and advertising. Although we do have a website and we communicate with shareholders and intermediaries, since we do very little traditional advertising and have no retail sales force, we have not been an NASD member. Although we plan to continue doing no traditional sales through a proprietary sales network, we want to be able to tell more people about our funds, for example at national conferences and workshops. In addition to having Citigroup perform our transfer agency function, we have also partnered with Forum Fund Services, LLC. (Forum), an NASD member firm.

Lastly, we have partnered with ALPS Mutual Fund Services, Inc. to handle fund accounting and administrative services, such as the calculation of the net asset values of our funds daily. Previously, we did this internally, and to be honest, it was time for us either to expand resources or engage an outside firm with expertise in accounting functions such as fund pricing. As is our goal, in making modifications to manage growth and change, our focus is on shareholders' interests. If you would like to discuss any of these changes or if you have had problems with our operations, please give us a call 800-661-3550, option four.

A New Look (sadly)

When I observe product presentation in print and media, I am amazed at the amount of disclaimer statements. Our industry is no exception. In some cases the disclaimers seem to be forced or awkward. There is a balance between fair and uniform disclosure and getting lost in boring minutia. For example, I have committed early in our history to report to you in the first paragraph of our letters a) performance for the period, b) how it relates to some relevant market and peer benchmarks, and c) how I feel about that performance. (This commitment stemmed from my frustration in my mutual fund shareholder years before starting Bridgeway -- shareholder letters with paragraphs and paragraphs about the market and the economy, but nothing about how my fund did and whether I was supposed to think it was good or bad.) Now, in order to provide this information and to make it available on our web site, I have to disclose the full SEC presentation of performance as the very next paragraph -- before any other discussion -- and apparently, along with nine sentences of disclaimers. Don't get me wrong; I think this stuff is very important. But I hate potentially putting you to sleep before you've finished the first page. Take heart -- even this dosage will not cause an allergic reaction.

Shareholder Suggestion

Each report to shareholders begins with information on the performance of the fund and its holdings, followed by general comments on the market, our industry or our fund family. One shareholder of multiple Bridgeway funds recently communicated that he hated to see a rehash of some of the same materials in reading the letters of more than one of our funds. His suggestion: email one complete letter with the common portions only once. I have to say there are merits to this suggestion (including saving paper and postage) and we are checking into it. Some complications which might not be obvious to a reader are that we have to file each letter exactly as we mail it on line with the "EDGAR" system of the SEC. Each page of filing costs the fund money and the common sections do change slightly from letter to letter. I'll get back to you on this one.

Shareholder Education -- "How are fees paid from my account?"

TRANSLATION: The world of mutual fund fees and expenses can be very confusing, but - just like a household - the more you can keep expenses from eating into your income, the more profit you can savor for future special events. Some fees are sales- and account-related, and you can see them reported on your account statement. Other fees affect the value of your account but do not show up separately on a statement. These fall into two groups: those that compose the expense ratio and those that relate to transactions (for example, buying and selling stocks) within the fund itself.

SALES LOADS, REDEMPTION FEES, EXCHANGE FEES, AND ACCOUNT MAINTENANCE FEES are types of fees that are deducted directly from your account. These fees are specific to your choices, and you will see them on your account statement. They are not part of the EXPENSE RATIO. Bridgeway Funds charge no sales loads or exchange fees. The Ultra-Small Company Market Fund and the Blue Chip 35 Index Fund have redemption fees; however the SEC has proposed redemption fees for all mutual funds to discourage market timing. Other fees such as transaction or processing fees are related to the marketplace, broker or fund company where you do your mutual fund business.

Components of the EXPENSE RATIO include: MANAGEMENT FEES, DISTRIBUTION (12b-1) FEES and OTHER EXPENSES incurred while conducting the fund's business. These are accrued (set aside in little bits) daily and deducted from the net assets of the fund on a daily basis. Periodically, the fund pays the accumulated fees to the management company and other service providers. This is why you never "see" the fees on your statement because they are deducted from the fund's NAV (net asset value) on a daily basis in very small increments. All funds report operating expenses in aggregate in the financial statements to the shareholders twice annually, after June 30 and December 30 in our case, but you don't see them on your individual account statement. (This might change in the future under some proposed new legislation, however.) The expense ratio is calculated by dividing a fund's expenses by its average net assets. An expense ratio of 1% means that the fund charges $1 per year for every $100 invested. Shareholders can see the influence of high or low expense ratios as they affect the daily price of the fund over time (see the example below.)

The fund pays a MANAGEMENT FEE to the investment adviser from its assets to manage securities (buy and sell according to the fund's objective) in the fund.

DISTRIBUTION (12b-1) FEES include fees paid for marketing and selling fund shares, such as compensating brokers or paying for proprietary marketing platforms that offer fund shares for sale. They also pay for distributing prospectuses and other sales information to prospective investors. If the fund maintains fees under 0.25%, it can keep the label, "no load." Bridgeway Funds offer two classes of shares: "N" shares have no 12b-1 fee, and "R" shares do have a 12b-1 fee so that they may be offered in special distribution arrangements.

Examples of OTHER EXPENSES are shareholder servicing, custodial, legal, accounting, transfer agent, Director compensation and other administrative expenses.

Fees and expenses vary from fund to fund and can make a significant difference over time. For instance, if you invested $10,000 in a fund with an annual return before expenses of 10% and with expenses of 1.5%, after 20 years, you would have roughly $49,725. Shave the expenses to 0.5%, and you would have $60,858 - an 18% difference. That's it for mutual fund expenses 101. Next quarter I'd like to tell you about some of the fund expenses that are not in "plain sight," but that can make a big difference to your "future special events."

Disclaimer

The following is a reminder from the friendly folks at your Fund who worry about liability. The views expressed here are exclusively those of Fund management. These views are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or Fund applies only as of the quarter end, March 31, 2004 unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and are not indicative of future performance.. The Fund is subject to above average market risk (volatility) and is not an appropriate investment for short-term investors. Investments in the small companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. This report must be preceded or accompanied by a current Bridgeway Funds prospectus. Forum Fund Services, LLC, distributor. (05/04).

Conclusion

As always, we appreciate your feedback. We've gotten quite a bit of positive feedback from shareholders recently, both about our performance and some of our policies in light of recent industry scandals. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas coming -- we continually look for ways to improve our service.

Sincerely,

/s/ John Montgomery
------------------------------
John Montgomery

         COMPARATIVE SUMMARY OF PENDING LEGISLATION AND SEC RULEMAKING

The legislature and the Securities and Exchange Commission have reacted to industry scandals surrounding market timing and late trading with a plethora of potential new legislation and rules. I used to be able to keep up with proposed new fund industry legislation and the status of major potential legislative efforts in my head. No more. Here is a summary table prepared by Bill Tartikoff and Ivy Wafford Duke of the Calvert Fund Group, used by permission.


ENHANCED DISCLOSURE ON FEES AND EXPENSES

Topic                              Senate or House of Representatives bill number         Corresponding SEC Rule
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
                                 S. 1822   H.R. 2420   S. 1971   S. 1958   S. 2059             SEC Rulemaking
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Improved transparency of                       X          X         X           X   Disclosure of Breakpoint Discounts by
mutual fund costs.                                                                  Mutual Funds

                                                                                    Confirmation Requirements and Point of
                                                                                    Sale Disclosure Requirements

                                                                                    Enhanced Mutual Fund Expense and
                                                                                    Portfolio Disclosure
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Obligations regarding certain                  X          X                   X     Prohibition on the Use of Brokerage
distribution and soft dollar                                                        Commissions to Finance Distribution
arrangements
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Definition of no-load mutual                   X          X
fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of incentive             X          X          X                   X     Confirmation Requirements and Point of
compensation and mutual fund                                                        Sale Disclosure Requirements
sales.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of portfolio             X                                         X     Future rule re: disclosure to fund
manager compensation.                                                               shareholders about portfolio
                                                                                    manager's relationship with the
                                                                                    fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------

FUND GOVERNANCE

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Independent mutual fund boards.        75%       67%       75%       75%    75%      75%
                                                                                     Investment Company Governance
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Audit committee requirements for                  X         X                  X
investment companies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Informing directors of significant                X         X
deficiencies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Certification by chairman and chief                         X               X
compliance officer.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

PREVENTING ABUSIVE MUTUAL FUND PRACTICES

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of fraud; internal                     X         X                  X     o Compliance Programs
compliance and control procedures.                                                   o Investment Adviser Codes
                                                                                       of Ethics
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Ban on joint management of mutual                 X         X                  X
funds and hedge funds.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Restrictions on short term trading                X         X         X        X     Future rule re: imposition of a
and mandatory redemption fees.                                                       mandatory redemption fee on market
                                                                                     timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Elimination of stale prices.                      X         X                  X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Formal policies and procedures                              X         X        X     o Disclosure Regarding
related to market timing.                                                              Market Timing and Selective
                                                                                       Disclosure of Portfolio Holdings
                                                                                     o Future Additional
                                                                                       Proposals to combat market
                                                                                       timing abuses
                                                                                     o Future rule re:
                                                                                       imposition of a mandatory
                                                                                       redemption fee on market timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of late trades.                        X         X         X        X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Disclosure of insider transactions.                         X                  X
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

MUTUAL FUND INDUSTRY OVERSIGHT

Topic                            Senate or House of Representatives bill number          Corresponding SEC Rule
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
                                      S.1822  H.R. 2420   S. 1971   S. 1958   S. 2059            SEC Rulemaking
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Oversight          X                    X         X*
Board.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of coordination of                                     X
enforcement efforts.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Review of Commission resources.                              X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Commission study and report                       X          X
regulating soft dollar arrangements.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Report on regulatory response to                             X
late trading and market timing.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of arbitration claims.                      X          X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Financial Literacy Among       X                                        X
Mutual Fund Investors.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Advertising.       X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
*S. 1958 provides for the establishment of a Mutual Fund Oversight Board.

     KEY:

     o    Mutual Fund Transparency Act of 2003 - S. 1822
     o    Mutual Fund Integrity and Fee Transparency Act of 2003 - H.R. 2420
     o    Mutual Fund Investor Confidence Restoration Act of 2003 - S. 1971
     o    Mutual Fund Investor Protection Act of 2003 - S. 1958
     o    Mutual Fund Reform Act of 2004 - S. 2059
     o SEC Final Rule: Compliance Programs of Investment Companies and Investment Advisers
     o    SEC Final Rule: Enhanced Mutual Fund Expense and Portfolio Disclosure
     o SEC Proposed Rule: Disclosure Regarding Market Timing and Selective Disclosure of Portfolio Holdings
     o    SEC Proposed Rule: Disclosure of Breakpoint Discounts by Mutual Funds
     o    SEC Proposed Rule: Investment Company Governance
     o    SEC Proposed Rule: Investment Adviser Codes of Ethics
     o SEC Proposed Rule: Confirmation Requirements and Point of Sale Disclosure Requirements for
     o    Transactions in Certain Mutual Funds and Other Securities
     o SEC Proposed Rule: Disclosure Regarding Approval of Investment Advisory Contracts by Directors of Investment Companies
     o SEC Proposed Rule: Prohibition on the Use of Brokerage Commissions to Finance Distribution

The table above is not intended to be all inclusive, nor certainly, up to the minute. However, it gives a good feel of what we're facing as a small fund company. In preparation, we have significantly increased our budget for legal work and compliance.

[BRIDGEWAY FUNDS LOGO]

April 30, 2004                             March 2004 Quarter - Quarterly Report

Dear Fellow Small-Cap Value Shareholder,

Our Fund had a positive return of 3.41% for the March 2004 quarter, compared to a 5.96% return for our primary market benchmark, the Russell 2000 Value Index, and a 6.92% return of our peer benchmark, the Lipper Small-Cap Value Index. For the five months since inception, the Fund was up 6.20%, compared to a 14.63% return for the Russell 2000 Value Index, and a 15.04% return of the Lipper Small-Cap Value Index. It was a poor quarter and five months.

The table below presents our performance for the March quarter and since inception:

                                             March Qtr.          Life-to-Date
                                               1/1/04              10/31/03
                                             to 3/31/04           to 3/31/04
                                             ----------          ------------
Small-Cap Value Fund                           3.41%                 6.20%
Russell 2000 Value Index                       5.96%                14.63%
Lipper Small-Cap Value Index                   6.92%                15.04%

      Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call 1-800-661-3550 or visit the Fund's website at www.bridgeway.com. Returns listed in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      The Russell 2000 Value Index is an unmanaged index which consists of stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Value Index is an index of small -company, value-oriented funds compiled by Lipper, Inc. It is not possible to invest directly in an index.

Detailed Explanation of Quarterly Performance

Eleven stocks appreciated more than 20% in the March quarter:

Rank         Description                  Industry                          % Gain
----         -----------                  --------                          ------
  1    Fremont General Corp              Banks                               70.9%
  2    Stein Mart Inc                    Retail                              43.9%
  3    InterVoice Inc                    Computers                           42.1%
  4    Ventiv Health Inc                 Advertising                         36.5%
  5    Trans World Entertainment         Retail                              33.2%
  6    Petroleum Development Corp        Oil & Gas                           28.8%
  7    SI International Inc              Computers                           24.2%
  8    Standard-Pacific Corp             Home Builders                       22.6%
  9    Vans Inc                          Apparel                             22.3%
 10    MDC Holdings Inc                  Home Builders                       20.7%
 11    MarineMax Inc                     Retail                              20.2%

Note: Stocks with diminimus appreciation or loss (less than 0.1% impact on the Fund performance) are not shown in this table.

We had a nice mix of stocks that performed well over this past quarter, representing a variety of economic sectors. The top performer, Fremont General Corporation, is a financial services holding company that owns a commercial and consumer real estate lender. Fremont has done well over the past couple of years by increasing its participation in the residential real estate lending market, which has helped to drive increasing revenues and profits. Over the past year ending March 31, 2004, the stock returned 345.4%, although we did not own it that full period. Our own investment in Fremont appreciated 70.9% over the last quarter.

Four stocks that lost more than 20%:

Rank             Description                  Industry                      % Loss
----             -----------                  --------                      ------
 1     Factory Card Outlet & Party Corp      Retail                         -38.1%
 2     Commonwealth Industries Inc           Mining                         -28.4%
 3     TTM Technologies Inc                  Electronics                    -27.0%
 4     Corillian Corp                        Internet                       -21.5%

Note: Stocks with diminimus appreciation or loss (less than 0.1% impact on the Fund performance) are not shown in this table.

Our largest percentage decliner for the quarter, Factory Card Outlet & Party Corporation, operates a chain of greeting card and party supply stores. In January the retailer reported that both its regular and same store sales (same store sales is a measure frequently used to help evaluate a retail company's sales growth) for the past two months declined when compared to the same period a year ago. The news spooked investors, and they sent the company's shares down almost 25% over the next two trading days. We sold most of our position toward the end of the quarter, resulting in a 38.1% loss.

Top Ten Holdings

At quarter end, Consumer Cyclicals comprised our largest sector representation at 27% of net assets, followed by Industrial at 21% and Communications at 13%. Our top ten holdings represented 22.5% of total net assets, indicating much stronger diversification than Bridgeway's more aggressively managed Aggressive Investors funds. Here are the top ten holdings at the end of March:

                                                                            Percent of
Rank            Description                      Industry                   Net Assets
----            -----------                      --------                   ----------
  1     Petroleum Development Corp           Oil & Gas                         2.6%
  2     Komag Inc                            Computers                         2.3%
  3     Park Electrochemical Corp            Electronics                       2.3%
  4     MarineMax Inc                        Retail                            2.2%
  5     Group 1 Automotive Inc               Retail                            2.2%
  6     Kindred Healthcare Inc               Healthcare-Services               2.2%
  7     Reliance Steel & Aluminum Co         Iron/Steel                        2.2%
  8     Stein Mart Inc                       Retail                            2.2%
  9     Vans Inc                             Apparel                           2.2%
 10     answerthink inc                      Internet                          2.1%
                                                                              ----
                                                                              22.5%

Update on Changes at Bridgeway

TRANSLATION: Last quarter I highlighted some changes at Bridgeway: serving a higher volume of callers, giving direct shareholders access to their accounts over the Internet, and focusing a higher percentage of our resources on investment management and compliance. The reason for our commitment to investment management is pretty obvious: we seek to stay ahead of the performance curve over the long haul. The commitment of additional resources to compliance is a result of the increasing complexity of operations due to our growth and due also to the regulatory climate. I have been pleased with the relative smoothness of our transition so far.

Last month I highlighted changes we made by outsourcing our account maintenance (called transfer agency). I am pleased to report that our relationship with the Fund Services division of Citigroup Global Transaction Services (formerly Forum Financial Group) has gone well, with fewer and smaller glitches than I expected from such a transition. Last month I got a chance to meet a handful of the people who work at Fund Services/Citigroup and who "make it all happen." I am very impressed with them, and I am pleased with their commitment to continuing our tradition of friendly and knowledgeable service.

In addition to our transfer agency change, we took other actions with partner organizations to strengthen and expand our operations. The National Association of Securities Dealers (NASD) is a self-regulatory organization of securities firms. Its subsidiary, NASD Regulation, regulates the securities markets for the ultimate benefit and protection of the investor, among other things in the areas of marketing and advertising. Although we do have a website and we communicate with shareholders and intermediaries, since we do very little traditional advertising and have no retail sales force, we have not been an NASD member. Although we plan to continue doing no traditional sales through a proprietary sales network, we want to be able to tell more people about our funds, for example at national conferences and workshops. In addition to having Citigroup perform our transfer agency function, we have also partnered with Forum Fund Services, LLC. (Forum), an NASD member firm.

Lastly, we have partnered with ALPS Mutual Fund Services, Inc. to handle fund accounting and administrative services, such as the calculation of the net asset values of our funds daily. Previously, we did this internally, and to be honest, it was time for us either to expand resources or engage an outside firm with expertise in accounting functions such as fund pricing. As is our goal, in making modifications to manage growth and change, our focus is on shareholders' interests. If you would like to discuss any of these changes or if you have had problems with our operations, please give us a call 800-661-3550, option four.

A New Look (sadly)

When I observe product presentation in print and media, I am amazed at the amount of disclaimer statements. Our industry is no exception. In some cases the disclaimers seem to be forced or awkward. There is a balance between fair and uniform disclosure and getting lost in boring minutia. For example, I have committed early in our history to report to you in the first paragraph of our letters a) performance for the period, b) how it relates to some relevant market and peer benchmarks, and c) how I feel about that performance. (This commitment stemmed from my frustration in my mutual fund shareholder years before starting Bridgeway -- shareholder letters with paragraphs and paragraphs about the market and the economy, but nothing about how my fund did and whether I was supposed to think it was good or bad.) Now, in order to provide this information and to make it available on our web site, I have to disclose the full SEC presentation of performance as the very next paragraph -- before any other discussion -- and apparently, along with nine sentences of disclaimers. Don't get me wrong; I think this stuff is very important. But I hate potentially putting you to sleep before you've finished the first page. Take heart -- even this dosage will not cause an allergic reaction.

Shareholder Suggestion

Each report to shareholders begins with information on the performance of the fund and its holdings, followed by general comments on the market, our industry or our fund family. One shareholder of multiple Bridgeway funds recently communicated that he hated to see a rehash of some of the same materials in reading the letters of more than one of our funds. His suggestion: email one complete letter with the common portions only once. I have to say there are merits to this suggestion (including saving paper and postage) and we are checking into it. Some complications which might not be obvious to a reader are that we have to file each letter exactly as we mail it on line with the "EDGAR" system of the SEC. Each page of filing costs the fund money and the common sections do change slightly from letter to letter. I'll get back to you on this one.

Shareholder Education -- "How are fees paid from my account?"

TRANSLATION: The world of mutual fund fees and expenses can be very confusing, but - just like a household - the more you can keep expenses from eating into your income, the more profit you can savor for future special events. Some fees are sales- and account-related, and you can see them reported on your account statement. Other fees affect the value of your account but do not show up separately on a statement. These fall into two groups: those that compose the expense ratio and those that relate to transactions (for example, buying and selling stocks) within the fund itself.

SALES LOADS, REDEMPTION FEES, EXCHANGE FEES, AND ACCOUNT MAINTENANCE FEES are types of fees that are deducted directly from your account. These fees are specific to your choices, and you will see them on your account statement. They are not part of the EXPENSE RATIO. Bridgeway Funds charge no sales loads or exchange fees. The Ultra-Small Company Market Fund and the Blue Chip 35 Index Fund have redemption fees; however the SEC has proposed redemption fees for all mutual funds to discourage market timing. Other fees such as transaction or processing fees are related to the marketplace, broker or fund company where you do your mutual fund business.

Components of the EXPENSE RATIO include: MANAGEMENT FEES, DISTRIBUTION (12b-1) FEES and OTHER EXPENSES incurred while conducting the fund's business. These are accrued (set aside in little bits) daily and deducted from the net assets of the fund on a daily basis. Periodically, the fund pays the accumulated fees to the management company and other service providers. This is why you never "see" the fees on your statement because they are deducted from the fund's NAV (net asset value) on a daily basis in very small increments. All funds report operating expenses in aggregate in the financial statements to the shareholders twice annually, after June 30 and December 30 in our case, but you don't see them on your individual account statement. (This might change in the future under some proposed new legislation, however.) The expense ratio is calculated by dividing a fund's expenses by its average net assets. An expense ratio of 1% means that the fund charges $1 per year for every $100 invested. Shareholders can see the influence of high or low expense ratios as they affect the daily price of the fund over time (see the example below.)

The fund pays a MANAGEMENT FEE to the investment adviser from its assets to manage securities (buy and sell according to the fund's objective) in the fund.

DISTRIBUTION (12b-1) FEES include fees paid for marketing and selling fund shares, such as compensating brokers or paying for proprietary marketing platforms that offer fund shares for sale. They also pay for distributing prospectuses and other sales information to prospective investors. If the fund maintains fees under 0.25%, it can keep the label, "no load." Bridgeway Funds offer two classes of shares: "N" shares have no 12b-1 fee, and "R" shares do have a 12b-1 fee so that they may be offered in special distribution arrangements.

Examples of OTHER EXPENSES are shareholder servicing, custodial, legal, accounting, transfer agent, Director compensation and other administrative expenses.

Fees and expenses vary from fund to fund and can make a significant difference over time. For instance, if you invested $10,000 in a fund with an annual return before expenses of 10% and with expenses of 1.5%, after 20 years, you would have roughly $49,725. Shave the expenses to 0.5%, and you would have $60,858 - an 18% difference. That's it for mutual fund expenses 101. Next quarter I'd like to tell you about some of the fund expenses that are not in "plain sight," but that can make a big difference to your "future special events."

Disclaimer

The following is a reminder from the friendly folks at your Fund who worry about liability. The views expressed here are exclusively those of Fund management. These views are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or Fund applies only as of the quarter end, March 31, 2004 unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and are not indicative of future performance. The Fund is subject to above average market risk (volatility) and is not an appropriate investment for short-term investors. Investments in the small companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. This report must be preceded or accompanied by a current Bridgeway Funds prospectus. Forum Fund Services, LLC, distributor. (05/04).

Conclusion

As always, we appreciate your feedback. We've gotten quite a bit of positive feedback from shareholders recently, both about our performance and some of our policies in light of recent industry scandals. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas coming -- we continually look for ways to improve our service.

Sincerely,

/s/ John Montgomery
--------------------------------
John Montgomery

         COMPARATIVE SUMMARY OF PENDING LEGISLATION AND SEC RULEMAKING

The legislature and the Securities and Exchange Commission have reacted to industry scandals surrounding market timing and late trading with a plethora of potential new legislation and rules. I used to be able to keep up with proposed new fund industry legislation and the status of major potential legislative efforts in my head. No more. Here is a summary table prepared by Bill Tartikoff and Ivy Wafford Duke of the Calvert Fund Group, used by permission.


ENHANCED DISCLOSURE ON FEES AND EXPENSES

Topic                              Senate or House of Representatives bill number         Corresponding SEC Rule
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
                                 S. 1822   H.R. 2420   S. 1971   S. 1958   S. 2059             SEC Rulemaking
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Improved transparency of                       X          X         X           X   Disclosure of Breakpoint Discounts by
mutual fund costs.                                                                  Mutual Funds

                                                                                    Confirmation Requirements and Point of
                                                                                    Sale Disclosure Requirements

                                                                                    Enhanced Mutual Fund Expense and
                                                                                    Portfolio Disclosure
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Obligations regarding certain                  X          X                   X     Prohibition on the Use of Brokerage
distribution and soft dollar                                                        Commissions to Finance Distribution
arrangements
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Definition of no-load mutual                   X          X
fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of incentive             X          X          X                   X     Confirmation Requirements and Point of
compensation and mutual fund                                                        Sale Disclosure Requirements
sales.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of portfolio             X                                         X     Future rule re: disclosure to fund
manager compensation.                                                               shareholders about portfolio
                                                                                    manager's relationship with the
                                                                                    fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------

FUND GOVERNANCE

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Independent mutual fund boards.        75%       67%       75%       75%    75%      75%
                                                                                     Investment Company Governance
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Audit committee requirements for                  X         X                  X
investment companies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Informing directors of significant                X         X
deficiencies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Certification by chairman and chief                         X               X
compliance officer.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

PREVENTING ABUSIVE MUTUAL FUND PRACTICES

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of fraud; internal                     X         X                  X     o Compliance Programs
compliance and control procedures.                                                   o Investment Adviser Codes
                                                                                       of Ethics
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Ban on joint management of mutual                 X         X                  X
funds and hedge funds.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Restrictions on short term trading                X         X         X        X     Future rule re: imposition of a
and mandatory redemption fees.                                                       mandatory redemption fee on market
                                                                                     timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Elimination of stale prices.                      X         X                  X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Formal policies and procedures                              X         X        X     o Disclosure Regarding
related to market timing.                                                              Market Timing and Selective
                                                                                       Disclosure of Portfolio Holdings
                                                                                     o Future Additional
                                                                                       Proposals to combat market
                                                                                       timing abuses
                                                                                     o Future rule re:
                                                                                       imposition of a mandatory
                                                                                       redemption fee on market timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of late trades.                        X         X         X        X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Disclosure of insider transactions.                         X                  X
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

MUTUAL FUND INDUSTRY OVERSIGHT

Topic                            Senate or House of Representatives bill number          Corresponding SEC Rule
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
                                      S.1822  H.R. 2420   S. 1971   S. 1958   S. 2059            SEC Rulemaking
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Oversight          X                    X         X*
Board.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of coordination of                                     X
enforcement efforts.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Review of Commission resources.                              X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Commission study and report                       X          X
regulating soft dollar arrangements.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Report on regulatory response to                             X
late trading and market timing.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of arbitration claims.                      X          X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Financial Literacy Among       X                                        X
Mutual Fund Investors.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Advertising.       X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
*S. 1958 provides for the establishment of a Mutual Fund Oversight Board.

     KEY:

     o    Mutual Fund Transparency Act of 2003 - S. 1822
     o    Mutual Fund Integrity and Fee Transparency Act of 2003 - H.R. 2420
     o    Mutual Fund Investor Confidence Restoration Act of 2003 - S. 1971
     o    Mutual Fund Investor Protection Act of 2003 - S. 1958
     o    Mutual Fund Reform Act of 2004 - S. 2059
     o SEC Final Rule: Compliance Programs of Investment Companies and Investment Advisers
     o    SEC Final Rule: Enhanced Mutual Fund Expense and Portfolio Disclosure
     o SEC Proposed Rule: Disclosure Regarding Market Timing and Selective Disclosure of Portfolio Holdings
     o    SEC Proposed Rule: Disclosure of Breakpoint Discounts by Mutual Funds
     o    SEC Proposed Rule: Investment Company Governance
     o    SEC Proposed Rule: Investment Adviser Codes of Ethics
     o SEC Proposed Rule: Confirmation Requirements and Point of Sale Disclosure Requirements for
     o    Transactions in Certain Mutual Funds and Other Securities
     o SEC Proposed Rule: Disclosure Regarding Approval of Investment Advisory Contracts by Directors of Investment Companies
     o SEC Proposed Rule: Prohibition on the Use of Brokerage Commissions to Finance Distribution

The table above is not intended to be all inclusive, nor certainly, up to the minute. However, it gives a good feel of what we're facing as a small fund company. In preparation, we have significantly increased our budget for legal work and compliance.

[BRIDGEWAY FUNDS LOGO]

April 30, 2004                             March 2004 Quarter - Quarterly Report

Dear Fellow Large-Cap Growth Shareholder,

Our Fund had a positive return of 2.71% for the March 2004 quarter, compared to a 1.22% return for our primary market benchmark, the Russell 1000 Growth Index, and a 0.78% return of our peer benchmark, the Lipper Large-Cap Growth Index. For the five months since inception, the Fund was up 6.20%, compared to a 5.06% return for the Russell 1000 Growth Index, and a 5.36% return of the Lipper Large-Cap Growth Index. We are beating our performance benchmarks, and I am pleased.

The table below presents our cumulative performance for the March quarter and since inception.

                                          March Qtr.            Life-to-Date
                                            1/1/04                10/31/03
                                          to 3/31/04             to 3/31/04
                                          ----------            ------------
Large-Cap Growth Fund                        2.71%                 6.20%
Russell 1000 Growth Index                    1.22%                 5.06%
Lipper Large-Cap Growth Index                0.78%                 5.36%

      Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call 1-800-661-3550 or visit the Fund's website at www.bridgeway.com. Returns listed in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      The Russell 1000 Growth Index is an unmanaged index which consists of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Growth Index is an index of large-company, growth-oriented funds compiled by Lipper, Inc. It is not possible to invest directly in an index.

Best and worst:

TRANSLATION: No one stock made a huge contribution to our returns, reflecting the fact that we generally keep individual stock positions to less than 3% of assets for reasons of diversification.

Four stocks representing four different industries appreciated more than 20% in the March quarter:

Rank         Description                      Industry                       % Gain
----         -----------                      --------                       ------
 1     Biogen Idec Inc.                  Biotechnology                       51.5%
 2     Career Education Corp.            Commercial Services                 40.7%
 3     Waters Corp.                      Electronics                         23.2%
 4     Int'l Game Technology             Entertainment                       21.2%

Note: Small positions with appreciation or loss less than 0.1% impact on the Fund performance are excluded from the list of best and worst performers.

I'm pleased to say that the list above shows that there were a few stocks that were winners for us over the past quarter, even in our Fund's infancy. The top gainer in the March quarter in percentage terms was Biogen Idec Inc., a biotech drug company. Biogen Idec was created from the merger of Biogen, Inc. and IDEC Pharmaceuticals Corporation last November. The combined entity surprised investors and the biotech community by announcing in mid-February that it would seek United States approval for its new multiple sclerosis drug, Antegren, one year earlier than expected. That news alone helped drive the share price up 33% in two days. Our Fund's investment in the company gained over 51% during the quarter.

I am happy to report that we had only one stock that declined more than 20%. Veritas Software Corporation creates and sells enterprise storage software. Veritas had accumulated more than a year of impressive revenue and earnings growth when one of our models gave us a buy signal. Subsequent to our building a position in the stock last winter, investors grew concerned about whether this growth was sustainable. On the day of the company's December quarter financial release, the stock dropped 12%. Our position ended the quarter, down 29.4%

Top Ten Holdings

At quarter end, Communications comprised our largest sector representation at 27% of net assets, followed by Consumer Cyclicals at 18% and Consumer Non-cyclicals at 17%. Our top ten holdings represented 23.5% of total net assets, indicating much stronger diversification than Bridgeway's more aggressively managed Aggressive Investors funds. Home Depot is our largest position with 2.6% of net assets. Here are the top ten holdings at the end of
March:

                                                                            Percent of
Rank            Description                        Industry                 Net Assets
----            -----------                        --------                 ----------
  1     Home Depot Inc                       Retail                            2.6%
  2     Nordstrom Inc                        Retail                            2.6%
  3     Cisco Systems Inc                    Telecommunications                2.5%
  4     Amazon.Com Inc                       Internet                          2.4%
  5     National Semiconductor Corp          Semiconductors                    2.3%
  6     Nextel Communications Inc            Telecommunications                2.3%
  7     Genentech Inc                        Biotechnology                     2.3%
  8     Symantec Corp                        Internet                          2.2%
  9     eBay Inc                             Internet                          2.2%
 10     Fortune Brands Inc                   Household Products/Wares          2.1%
                                                                              ----
        Total                                                                 23.5%

Update on Changes at Bridgeway

TRANSLATION: Last quarter I highlighted some changes at Bridgeway: serving a higher volume of callers, giving direct shareholders access to their accounts over the Internet, and focusing a higher percentage of our resources on investment management and compliance. The reason for our commitment to investment management is pretty obvious: we seek to stay ahead of the performance curve over the long haul. The commitment of additional resources to compliance is a result of the increasing complexity of operations due to our growth and due also to the regulatory climate. I have been pleased with the relative smoothness of our transition so far.

Last month I highlighted changes we made by outsourcing our account maintenance (called transfer agency). I am pleased to report that our relationship with the Fund Services division of Citigroup Global Transaction Services (formerly Forum Financial Group) has gone well, with fewer and smaller glitches than I expected from such a transition. Last month I got a chance to meet a handful of the people who work at Fund Services/Citigroup and who "make it all happen." I am very impressed with them, and I am pleased with their commitment to continuing our tradition of friendly and knowledgeable service.

In addition to our transfer agency change, we took other actions with partner organizations to strengthen and expand our operations. The National Association of Securities Dealers (NASD) is a self-regulatory organization of securities firms. Its subsidiary, NASD Regulation, regulates the securities markets for the ultimate benefit and protection of the investor, among other things in the areas of marketing and advertising. Although we do have a website and we communicate with shareholders and intermediaries, since we do very little traditional advertising and have no retail sales force, we have not been an NASD member. Although we plan to continue doing no traditional sales through a proprietary sales network, we want to be able to tell more people about our funds, for example at national conferences and workshops. In addition to having Citigroup perform our transfer agency function, we have also partnered with Forum Fund Services, LLC. (Forum), an NASD member firm.

Lastly, we have partnered with ALPS Mutual Fund Services, Inc. to handle fund accounting and administrative services, such as the calculation of the net asset values of our funds daily. Previously, we did this internally, and to be honest, it was time for us either to expand resources or engage an outside firm with expertise in accounting functions such as fund pricing. As is our goal, in making modifications to manage growth and change, our focus is on shareholders' interests. If you would like to discuss any of these changes or if you have had problems with our operations, please give us a call 800-661-3550, option four.

A New Look (sadly)

When I observe product presentation in print and media, I am amazed at the amount of disclaimer statements. Our industry is no exception. In some cases the disclaimers seem to be forced or awkward. There is a balance between fair and uniform disclosure and getting lost in boring minutia. For example, I have committed early in our history to report to you in the first paragraph of our letters a) performance for the period, b) how it relates to some relevant market and peer benchmarks, and c) how I feel about that performance. (This commitment stemmed from my frustration in my mutual fund shareholder years before starting Bridgeway -- shareholder letters with paragraphs and paragraphs about the market and the economy, but nothing about how my fund did and whether I was supposed to think it was good or bad.) Now, in order to provide this information and to make it available on our web site, I have to disclose the full SEC presentation of performance as the very next paragraph -- before any other discussion -- and apparently, along with nine sentences of disclaimers. Don't get me wrong; I think this stuff is very important. But I hate potentially putting you to sleep before you've finished the first page. Take heart -- even this dosage will not cause an allergic reaction.

Shareholder Suggestion

Each report to shareholders begins with information on the performance of the fund and its holdings, followed by general comments on the market, our industry or our fund family. One shareholder of multiple Bridgeway funds recently communicated that he hated to see a rehash of some of the same materials in reading the letters of more than one of our funds. His suggestion: email one complete letter with the common portions only once. I have to say there are merits to this suggestion (including saving paper and postage) and we are checking into it. Some complications which might not be obvious to a reader are that we have to file each letter exactly as we mail it on line with the "EDGAR" system of the SEC. Each page of filing costs the fund money and the common sections do change slightly from letter to letter. I'll get back to you on this one.

Shareholder Education -- "How are fees paid from my account?"

TRANSLATION: The world of mutual fund fees and expenses can be very confusing, but - just like a household - the more you can keep expenses from eating into your income, the more profit you can savor for future special events. Some fees are sales- and account-related, and you can see them reported on your account statement. Other fees affect the value of your account but do not show up separately on a statement. These fall into two groups: those that compose the expense ratio and those that relate to transactions (for example, buying and selling stocks) within the fund itself.

SALES LOADS, REDEMPTION FEES, EXCHANGE FEES, AND ACCOUNT MAINTENANCE FEES are types of fees that are deducted directly from your account. These fees are specific to your choices, and you will see them on your account statement. They are not part of the EXPENSE RATIO. Bridgeway Funds charge no sales loads or exchange fees. The Ultra-Small Company Market Fund and the Blue Chip 35 Index Fund have redemption fees; however the SEC has proposed redemption fees for all mutual funds to discourage market timing. Other fees such as transaction or processing fees are related to the marketplace, broker or fund company where you do your mutual fund business.

Components of the EXPENSE RATIO include: MANAGEMENT FEES, DISTRIBUTION (12b-1) FEES and OTHER EXPENSES incurred while conducting the fund's business. These are accrued (set aside in little bits) daily and deducted from the net assets of the fund on a daily basis. Periodically, the fund pays the accumulated fees to the management company and other service providers. This is why you never "see" the fees on your statement because they are deducted from the fund's NAV (net asset value) on a daily basis in very small increments. All funds report operating expenses in aggregate in the financial statements to the shareholders twice annually, after June 30 and December 30 in our case, but you don't see them on your individual account statement. (This might change in the future under some proposed new legislation, however.) The expense ratio is calculated by dividing a fund's expenses by its average net assets. An expense ratio of 1% means that the fund charges $1 per year for every $100 invested. Shareholders can see the influence of high or low expense ratios as they affect the daily price of the fund over time (see the example below.)

The fund pays a MANAGEMENT FEE to the investment adviser from its assets to manage securities (buy and sell according to the fund's objective) in the fund.

DISTRIBUTION (12b-1) FEES include fees paid for marketing and selling fund shares, such as compensating brokers or paying for proprietary marketing platforms that offer fund shares for sale. They also pay for distributing prospectuses and other sales information to prospective investors. If the fund maintains fees under 0.25%, it can keep the label, "no load." Bridgeway Funds offer two classes of shares: "N" shares have no 12b-1 fee, and "R" shares do have a 12b-1 fee so that they may be offered in special distribution arrangements.

Examples of OTHER EXPENSES are shareholder servicing, custodial, legal, accounting, transfer agent, Director compensation and other administrative expenses.

Fees and expenses vary from fund to fund and can make a significant difference over time. For instance, if you invested $10,000 in a fund with an annual return before expenses of 10% and with expenses of 1.5%, after 20 years, you would have roughly $49,725. Shave the expenses to 0.5%, and you would have $60,858 - an 18% difference. That's it for mutual fund expenses 101. Next quarter I'd like to tell you about some of the fund expenses that are not in "plain sight," but that can make a big difference to your "future special events."

Disclaimer

The following is a reminder from the friendly folks at your Fund who worry about liability. The views expressed here are exclusively those of Fund management. These views are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or Fund applies only as of the quarter end, March 31, 2004 unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and are not indicative of future performance. This report must be preceded or accompanied by a current Bridgeway Funds prospectus. Forum Fund Services, LLC, distributor. (05/04).

Conclusion

As always, we appreciate your feedback. We've gotten quite a bit of positive feedback from shareholders recently, both about our performance and some of our policies in light of recent industry scandals. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas coming -- we continually look for ways to improve our service.

Sincerely,

/s/ John Montgomery
-------------------------------
John Montgomery

         COMPARATIVE SUMMARY OF PENDING LEGISLATION AND SEC RULEMAKING

The legislature and the Securities and Exchange Commission have reacted to industry scandals surrounding market timing and late trading with a plethora of potential new legislation and rules. I used to be able to keep up with proposed new fund industry legislation and the status of major potential legislative efforts in my head. No more. Here is a summary table prepared by Bill Tartikoff and Ivy Wafford Duke of the Calvert Fund Group, used by permission.


ENHANCED DISCLOSURE ON FEES AND EXPENSES

Topic                              Senate or House of Representatives bill number         Corresponding SEC Rule
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
                                 S. 1822   H.R. 2420   S. 1971   S. 1958   S. 2059             SEC Rulemaking
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Improved transparency of                       X          X         X           X   Disclosure of Breakpoint Discounts by
mutual fund costs.                                                                  Mutual Funds

                                                                                    Confirmation Requirements and Point of
                                                                                    Sale Disclosure Requirements

                                                                                    Enhanced Mutual Fund Expense and
                                                                                    Portfolio Disclosure
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Obligations regarding certain                  X          X                   X     Prohibition on the Use of Brokerage
distribution and soft dollar                                                        Commissions to Finance Distribution
arrangements
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Definition of no-load mutual                   X          X
fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of incentive             X          X          X                   X     Confirmation Requirements and Point of
compensation and mutual fund                                                        Sale Disclosure Requirements
sales.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of portfolio             X                                         X     Future rule re: disclosure to fund
manager compensation.                                                               shareholders about portfolio
                                                                                    manager's relationship with the
                                                                                    fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------

FUND GOVERNANCE

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Independent mutual fund boards.        75%       67%       75%       75%    75%      75%
                                                                                     Investment Company Governance
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Audit committee requirements for                  X         X                  X
investment companies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Informing directors of significant                X         X
deficiencies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Certification by chairman and chief                         X               X
compliance officer.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

PREVENTING ABUSIVE MUTUAL FUND PRACTICES

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of fraud; internal                     X         X                  X     o Compliance Programs
compliance and control procedures.                                                   o Investment Adviser Codes
                                                                                       of Ethics
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Ban on joint management of mutual                 X         X                  X
funds and hedge funds.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Restrictions on short term trading                X         X         X        X     Future rule re: imposition of a
and mandatory redemption fees.                                                       mandatory redemption fee on market
                                                                                     timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Elimination of stale prices.                      X         X                  X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Formal policies and procedures                              X         X        X     o Disclosure Regarding
related to market timing.                                                              Market Timing and Selective
                                                                                       Disclosure of Portfolio Holdings
                                                                                     o Future Additional
                                                                                       Proposals to combat market
                                                                                       timing abuses
                                                                                     o Future rule re:
                                                                                       imposition of a mandatory
                                                                                       redemption fee on market timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of late trades.                        X         X         X        X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Disclosure of insider transactions.                         X                  X
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

MUTUAL FUND INDUSTRY OVERSIGHT

Topic                            Senate or House of Representatives bill number          Corresponding SEC Rule
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
                                      S.1822  H.R. 2420   S. 1971   S. 1958   S. 2059            SEC Rulemaking
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Oversight          X                    X         X*
Board.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of coordination of                                     X
enforcement efforts.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Review of Commission resources.                              X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Commission study and report                       X          X
regulating soft dollar arrangements.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Report on regulatory response to                             X
late trading and market timing.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of arbitration claims.                      X          X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Financial Literacy Among       X                                        X
Mutual Fund Investors.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Advertising.       X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
*S. 1958 provides for the establishment of a Mutual Fund Oversight Board.

     KEY:

     o    Mutual Fund Transparency Act of 2003 - S. 1822
     o    Mutual Fund Integrity and Fee Transparency Act of 2003 - H.R. 2420
     o    Mutual Fund Investor Confidence Restoration Act of 2003 - S. 1971
     o    Mutual Fund Investor Protection Act of 2003 - S. 1958
     o    Mutual Fund Reform Act of 2004 - S. 2059
     o SEC Final Rule: Compliance Programs of Investment Companies and Investment Advisers
     o    SEC Final Rule: Enhanced Mutual Fund Expense and Portfolio Disclosure
     o SEC Proposed Rule: Disclosure Regarding Market Timing and Selective Disclosure of Portfolio Holdings
     o    SEC Proposed Rule: Disclosure of Breakpoint Discounts by Mutual Funds
     o    SEC Proposed Rule: Investment Company Governance
     o    SEC Proposed Rule: Investment Adviser Codes of Ethics
     o SEC Proposed Rule: Confirmation Requirements and Point of Sale Disclosure Requirements for
     o    Transactions in Certain Mutual Funds and Other Securities
     o SEC Proposed Rule: Disclosure Regarding Approval of Investment Advisory Contracts by Directors of Investment Companies
     o SEC Proposed Rule: Prohibition on the Use of Brokerage Commissions to Finance Distribution

The table above is not intended to be all inclusive, nor certainly, up to the minute. However, it gives a good feel of what we're facing as a small fund company. In preparation, we have significantly increased our budget for legal work and compliance.

[BRIDGEWAY FUNDS LOGO]

April 30, 2004                             March 2004 Quarter - Quarterly Report

Dear Fellow Large-Cap Value Shareholder,

Our Fund had a positive return of 5.31% for the March 2004 quarter, compared to a 2.42% return for our primary market benchmark, the Russell 1000 Value Index, and a 3.03% return of our peer benchmark, the Lipper Large-Cap Value Index. For the five months since inception the Fund was up 13.10%, compared to a 10.03% return for the Russell 1000 Value Index, and a 10.86% return of the Lipper Large-Cap Value Index. We are beating our performance benchmarks over this short period, and I am pleased.

The table below presents our cumulative performance for the March quarter and since inception:

                                         March Qtr.         Life-to-Date
                                          1/1/04              10/31/03
                                         to 3/31/04          to 3/31/04
                                         ----------         ------------
Large-Cap Value Fund                       5.31%               13.10%
Russell 1000 Value Index                   2.42%               10.03%
Lipper Large-Cap Value Index               3.03%               10.86%

      Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call 1-800-661-3550 or visiting the Fund's website at www.bridgeway.com. Returns listed in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      The Russell 1000 Value Index is an unmanaged index which consists of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Lipper Large-Cap Value Index is an index of large-company, value-oriented funds compiled by Lipper, Inc. It is not possible to invest directly in an index.

Best and worst:

TRANSLATION: No single stock made a huge contribution to our returns, reflecting the fact that we generally keep individual stock positions to less than 3% of assets for reasons of diversification.

Three of our stocks appreciated more than 20%:

Rank           Description                         Industry                  % Gain
----           -----------                         --------                  ------
 1     Tyson Foods Inc                   Food                                 36.3%
 2     Countrywide Financial Corp        Diversified Financial Services       26.4%
 3     DR Horton Inc                     Home Builders                        24.0%

Note: Small positions with appreciation or loss less than 0.1% impact on the Fund performance are excluded from the list of best and worst performers.

Of our three top appreciating stock positions, DR Horton, Inc. generated the largest dollar gains, in part because we added to our position during the quarter. This homebuilding company's stock rose 24.0% due to continued strength in the housing market. Even though the National Association of Homebuilders predicts a slight decline in single-family housing starts for 2004, DR Horton, which specializes in single-family home construction, was favored by investors for its position and prospects in the market.

I am happy to report that no stocks declined by 20% or more. Our Fund's worst performing stock holding, Ford Motor Company, was down 9.9% for the quarter. Ford's stock took a breather this past quarter after sprinting ahead 49.8% in the last three months of 2003.

Top Ten Holdings

At quarter end, Financials comprised our largest sector representation at 28% of net assets, followed by Consumer Cyclicals at 17% and Communications at 14%. Our top ten holdings represented 24.7% of total net assets, indicating much stronger diversification than Bridgeway's more aggressively managed Aggressive Investors funds. Juniper Networks and Duke Energy are our largest positions at 2.7% of net assets. Our top ten holdings represented nine different industries at the end of
March:

                                                                               Percent of
Rank              Description                             Industry             Net Assets
----              -----------                             --------             ----------
 1       Juniper Networks Inc                   Telecommunications                2.7%
 2       Duke Energy Corp                       Electric                          2.7%
 3       Goldman Sachs Group Inc                Diversified Financial Services    2.6%
 4       Ford Motor Co                          Auto Manufacturers                2.5%
 5       ChevronTexaco Corp                     Oil & Gas                         2.5%
 6       American International Group Inc       Insurance                         2.5%
 7       Agilent Technologies Inc               Electronics                       2.4%
 8       Citigroup Inc                          Diversified Financial Services    2.3%
 9       Aetna Inc                              Healthcare-Services               2.3%
10       Cendant Corp                           Commercial Services               2.2%
                                                                                 ----
         Total                                                                   24.7%

Update on Changes at Bridgeway

TRANSLATION: Last quarter I highlighted some changes at Bridgeway: serving a higher volume of callers, giving direct shareholders access to their accounts over the Internet, and focusing a higher percentage of our resources on investment management and compliance. The reason for our commitment to investment management is pretty obvious: we seek to stay ahead of the performance curve over the long haul. The commitment of additional resources to compliance is a result of the increasing complexity of operations due to our growth and due also to the regulatory climate. I have been pleased with the relative smoothness of our transition so far.

Last month I highlighted changes we made by outsourcing our account maintenance (called transfer agency). I am pleased to report that our relationship with the Fund Services division of Citigroup Global Transaction Services (formerly Forum Financial Group) has gone well, with fewer and smaller glitches than I expected from such a transition. Last month I got a chance to meet a handful of the people who work at Fund Services/Citigroup and who "make it all happen." I am very impressed with them, and I am pleased with their commitment to continuing our tradition of friendly and knowledgeable service.

In addition to our transfer agency change, we took other actions with partner organizations to strengthen and expand our operations. The National Association of Securities Dealers (NASD) is a self-regulatory organization of securities firms. Its subsidiary, NASD Regulation, regulates the securities markets for the ultimate benefit and protection of the investor, among other things in the areas of marketing and advertising. Although we do have a website and we communicate with shareholders and intermediaries, since we do very little traditional advertising and have no retail sales force, we have not been an NASD member. Although we plan to continue doing no traditional sales through a proprietary sales network, we want to be able to tell more people about our funds, for example at national conferences and workshops. In addition to having Citigroup perform our transfer agency function, we have also partnered with Forum Fund Services, LLC. (Forum), an NASD member firm.

Lastly, we have partnered with ALPS Mutual Fund Services, Inc. to handle fund accounting and administrative services, such as the calculation of the net asset values of our funds daily. Previously, we did this internally, and to be honest, it was time for us either to expand resources or engage an outside firm with expertise in accounting functions such as fund pricing. As is our goal, in making modifications to manage growth and change, our focus is on shareholders' interests. If you would like to discuss any of these changes or if you have had problems with our operations, please give us a call 800-661-3550, option four.

A New Look (sadly)

When I observe product presentation in print and media, I am amazed at the amount of disclaimer statements. Our industry is no exception. In some cases the disclaimers seem to be forced or awkward. There is a balance between fair and uniform disclosure and getting lost in boring minutia. For example, I have committed early in our history to report to you in the first paragraph of our letters a) performance for the period, b) how it relates to some relevant market and peer benchmarks, and c) how I feel about that performance. (This commitment stemmed from my frustration in my mutual fund shareholder years before starting Bridgeway -- shareholder letters with paragraphs and paragraphs about the market and the economy, but nothing about how my fund did and whether I was supposed to think it was good or bad.) Now, in order to provide this information and to make it available on our web site, I have to disclose the full SEC presentation of performance as the very next paragraph -- before any other discussion -- and apparently, along with nine sentences of disclaimers. Don't get me wrong; I think this stuff is very important. But I hate potentially putting you to sleep before you've finished the first page. Take heart -- even this dosage will not cause an allergic reaction.

Shareholder Suggestion

Each report to shareholders begins with information on the performance of the fund and its holdings, followed by general comments on the market, our industry or our fund family. One shareholder of multiple Bridgeway funds recently communicated that he hated to see a rehash of some of the same materials in reading the letters of more than one of our funds. His suggestion: email one complete letter with the common portions only once. I have to say there are merits to this suggestion (including saving paper and postage) and we are checking into it. Some complications which might not be obvious to a reader are that we have to file each letter exactly as we mail it on line with the "EDGAR" system of the SEC. Each page of filing costs the fund money and the common sections do change slightly from letter to letter. I'll get back to you on this one.

Shareholder Education -- "How are fees paid from my account?"

TRANSLATION: The world of mutual fund fees and expenses can be very confusing, but - just like a household - the more you can keep expenses from eating into your income, the more profit you can savor for future special events. Some fees are sales- and account-related, and you can see them reported on your account statement. Other fees affect the value of your account but do not show up separately on a statement. These fall into two groups: those that compose the expense ratio and those that relate to transactions (for example, buying and selling stocks) within the fund itself.

SALES LOADS, REDEMPTION FEES, EXCHANGE FEES, AND ACCOUNT MAINTENANCE FEES are types of fees that are deducted directly from your account. These fees are specific to your choices, and you will see them on your account statement. They are not part of the EXPENSE RATIO. Bridgeway Funds charge no sales loads or exchange fees. The Ultra-Small Company Market Fund and the Blue Chip 35 Index Fund have redemption fees; however the SEC has proposed redemption fees for all mutual funds to discourage market timing. Other fees such as transaction or processing fees are related to the marketplace, broker or fund company where you do your mutual fund business.

Components of the EXPENSE RATIO include: MANAGEMENT FEES, DISTRIBUTION (12b-1) FEES and OTHER EXPENSES incurred while conducting the fund's business. These are accrued (set aside in little bits) daily and deducted from the net assets of the fund on a daily basis. Periodically, the fund pays the accumulated fees to the management company and other service providers. This is why you never "see" the fees on your statement because they are deducted from the fund's NAV (net asset value) on a daily basis in very small increments. All funds report operating expenses in aggregate in the financial statements to the shareholders twice annually, after June 30 and December 30 in our case, but you don't see them on your individual account statement. (This might change in the future under some proposed new legislation, however.) The expense ratio is calculated by dividing a fund's expenses by its average net assets. An expense ratio of 1% means that the fund charges $1 per year for every $100 invested. Shareholders can see the influence of high or low expense ratios as they affect the daily price of the fund over time (see the example below.)

The fund pays a MANAGEMENT FEE to the investment adviser from its assets to manage securities (buy and sell according to the fund's objective) in the fund.

DISTRIBUTION (12b-1) FEES include fees paid for marketing and selling fund shares, such as compensating brokers or paying for proprietary marketing platforms that offer fund shares for sale. They also pay for distributing prospectuses and other sales information to prospective investors. If the fund maintains fees under 0.25%, it can keep the label, "no load." Bridgeway Funds offer two classes of shares: "N" shares have no 12b-1 fee, and "R" shares do have a 12b-1 fee so that they may be offered in special distribution arrangements.

Examples of OTHER EXPENSES are shareholder servicing, custodial, legal, accounting, transfer agent, Director compensation and other administrative expenses.

Fees and expenses vary from fund to fund and can make a significant difference over time. For instance, if you invested $10,000 in a fund with an annual return before expenses of 10% and with expenses of 1.5%, after 20 years, you would have roughly $49,725. Shave the expenses to 0.5%, and you would have $60,858 - an 18% difference. That's it for mutual fund expenses 101. Next quarter I'd like to tell you about some of the fund expenses that are not in "plain sight," but that can make a big difference to your "future special events."

Disclaimer

The following is a reminder from the friendly folks at your Fund who worry about liability. The views expressed here are exclusively those of Fund management. These views are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or Fund applies only as of the quarter end, March 31, 2004 unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and are not indicative of future performance. This report must be preceded or accompanied by a current Bridgeway Funds prospectus. Forum Fund Services, LLC, distributor. (03/04).


Conclusion

As always, we appreciate your feedback. We've gotten quite a bit of positive feedback from shareholders recently, both about our performance and some of our policies in light of recent industry scandals. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas coming -- we continually look for ways to improve our service.

Sincerely,

/s/ John Montgomery
---------------------------------
John Montgomery

         COMPARATIVE SUMMARY OF PENDING LEGISLATION AND SEC RULEMAKING

The legislature and the Securities and Exchange Commission have reacted to industry scandals surrounding market timing and late trading with a plethora of potential new legislation and rules. I used to be able to keep up with proposed new fund industry legislation and the status of major potential legislative efforts in my head. No more. Here is a summary table prepared by Bill Tartikoff and Ivy Wafford Duke of the Calvert Fund Group, used by permission.


ENHANCED DISCLOSURE ON FEES AND EXPENSES

Topic                              Senate or House of Representatives bill number         Corresponding SEC Rule
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
                                 S. 1822   H.R. 2420   S. 1971   S. 1958   S. 2059             SEC Rulemaking
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Improved transparency of                       X          X         X           X   Disclosure of Breakpoint Discounts by
mutual fund costs.                                                                  Mutual Funds

                                                                                    Confirmation Requirements and Point of
                                                                                    Sale Disclosure Requirements

                                                                                    Enhanced Mutual Fund Expense and
                                                                                    Portfolio Disclosure
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Obligations regarding certain                  X          X                   X     Prohibition on the Use of Brokerage
distribution and soft dollar                                                        Commissions to Finance Distribution
arrangements
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Definition of no-load mutual                   X          X
fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of incentive             X          X          X                   X     Confirmation Requirements and Point of
compensation and mutual fund                                                        Sale Disclosure Requirements
sales.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of portfolio             X                                         X     Future rule re: disclosure to fund
manager compensation.                                                               shareholders about portfolio
                                                                                    manager's relationship with the
                                                                                    fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------

FUND GOVERNANCE

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Independent mutual fund boards.        75%       67%       75%       75%    75%      75%
                                                                                     Investment Company Governance
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Audit committee requirements for                  X         X                  X
investment companies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Informing directors of significant                X         X
deficiencies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Certification by chairman and chief                         X               X
compliance officer.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

PREVENTING ABUSIVE MUTUAL FUND PRACTICES

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of fraud; internal                     X         X                  X     o Compliance Programs
compliance and control procedures.                                                   o Investment Adviser Codes
                                                                                       of Ethics
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Ban on joint management of mutual                 X         X                  X
funds and hedge funds.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Restrictions on short term trading                X         X         X        X     Future rule re: imposition of a
and mandatory redemption fees.                                                       mandatory redemption fee on market
                                                                                     timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Elimination of stale prices.                      X         X                  X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Formal policies and procedures                              X         X        X     o Disclosure Regarding
related to market timing.                                                              Market Timing and Selective
                                                                                       Disclosure of Portfolio Holdings
                                                                                     o Future Additional
                                                                                       Proposals to combat market
                                                                                       timing abuses
                                                                                     o Future rule re:
                                                                                       imposition of a mandatory
                                                                                       redemption fee on market timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of late trades.                        X         X         X        X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Disclosure of insider transactions.                         X                  X
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

MUTUAL FUND INDUSTRY OVERSIGHT

Topic                            Senate or House of Representatives bill number          Corresponding SEC Rule
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
                                      S.1822  H.R. 2420   S. 1971   S. 1958   S. 2059            SEC Rulemaking
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Oversight          X                    X         X*
Board.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of coordination of                                     X
enforcement efforts.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Review of Commission resources.                              X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Commission study and report                       X          X
regulating soft dollar arrangements.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Report on regulatory response to                             X
late trading and market timing.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of arbitration claims.                      X          X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Financial Literacy Among       X                                        X
Mutual Fund Investors.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Advertising.       X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
*S. 1958 provides for the establishment of a Mutual Fund Oversight Board.

     KEY:

     o    Mutual Fund Transparency Act of 2003 - S. 1822
     o    Mutual Fund Integrity and Fee Transparency Act of 2003 - H.R. 2420
     o    Mutual Fund Investor Confidence Restoration Act of 2003 - S. 1971
     o    Mutual Fund Investor Protection Act of 2003 - S. 1958
     o    Mutual Fund Reform Act of 2004 - S. 2059
     o SEC Final Rule: Compliance Programs of Investment Companies and Investment Advisers
     o    SEC Final Rule: Enhanced Mutual Fund Expense and Portfolio Disclosure
     o SEC Proposed Rule: Disclosure Regarding Market Timing and Selective Disclosure of Portfolio Holdings
     o    SEC Proposed Rule: Disclosure of Breakpoint Discounts by Mutual Funds
     o    SEC Proposed Rule: Investment Company Governance
     o    SEC Proposed Rule: Investment Adviser Codes of Ethics
     o SEC Proposed Rule: Confirmation Requirements and Point of Sale Disclosure Requirements for
     o    Transactions in Certain Mutual Funds and Other Securities
     o SEC Proposed Rule: Disclosure Regarding Approval of Investment Advisory Contracts by Directors of Investment Companies
     o SEC Proposed Rule: Prohibition on the Use of Brokerage Commissions to Finance Distribution

The table above is not intended to be all inclusive, nor certainly, up to the minute. However, it gives a good feel of what we're facing as a small fund company. In preparation, we have significantly increased our budget for legal work and compliance.

[BRIDGEWAY FUNDS LOGO]

April 30, 2004                            March, 2004 Quarter - Quarterly Report

Dear Fellow Balanced Fund Shareholders:

Our Fund had a positive return of 3.11% in the March quarter compared to a 2.39% return for the Lipper Balanced Fund Index and a 1.25% return for the Balanced Benchmark. The results are quite good on both an absolute and relative basis.

The table below presents our March quarter, one year and life-to-date financial results according to the formula required by the SEC.

                                            March Qtr.      1 Year       Life-to-Date
                                             1/1/04         4/1/03          7/1/01
                                           to 3/31/04(1)  to 3/31/04     to 3/31/04(2)
                                           -------------  ----------     -------------
Balanced Portfolio                             3.11%         21.88%          5.06%
Lipper Balanced Fund Index                     2.39%         25.10%          2.81%
Balanced Benchmark                             1.25%         12.19%          2.40%

      Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call 1-800-661-3550 or visit the Fund's website at www.bridgeway.com. Returns listed in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      The Lipper Balanced Fund Index is an index of balanced funds compiled by Lipper, Inc. Balanced Benchmark is a combined index of which 40% reflects the S&P 500 Index (an unmanaged index of large companies with dividends reinvested) and 60% reflects the Bloomberg/ EFFAS U.S. Government 1-3 year Total Return Bond Index (transparent benchmark for the total return of the 1-3 year U.S. Government bond market). The performance of these Indexes was as follows: S&P 500 was up 1.69% in March 2004 quarter, up 35.12% for the one-year period, and down 1.37% since 7/1/01; Bloomberg/EFFAS Bond Index was up 1.00% in March 2004 quarter, up 2.38% for the one-year period, and up 4.78% since 7/1/01. It is not possible to invest directly in an index or average. (1)Periods less than one year are not annualized.
      (2)Periods longer than one year are annualized.

For the 12 months ending 3/31/04 the Balanced Fund returned 21.88%. This performance compares to a 25.10% return for the Lipper Balanced Fund Index and a return of 12.19% for the Balanced Benchmark. As I mentioned last quarter, even after under performing the Lipper Balanced Fund Index for the last 12 months, I am happy with these returns. We expect to lag our peer group in a strong bull market, while we would hope to do better in a flat or down-trending market. We did have a pretty flat market for the quarter with the S&P 500 Index up 1.69%, and you can see that we outperformed our peer group.

According to data from Lipper, Inc., the Balanced Fund ranked 324th of 539 balanced funds for the twelve-month period ending March 31, 2004 and 40th of 450 funds since inception. Lipper, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns.

According to data from Morningstar, the Balanced Fund ranked 13th of 113 "Conservative Allocation" funds for the last 12 months. It is interesting to note that Morningstar recently split their balanced funds into 2 different classifications; moderate and conservative allocation. Due to the lower risk profile of Bridgeway Balanced we are classified as a conservative allocation balanced fund. Morningstar has also published a report on Bridgeway Balanced dated 3/18/04, which I encourage you to read (on the Morningstar website). Morningstar, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns.

Detailed Explanation of Quarterly Performance

This quarter we had one stock that returned over 20%, telecom equipment manufacturer Ciena Corporation. Despite Ciena's 21.6% return, it didn't do much for us on an absolute dollar basis, since Ciena was a smaller diversifying position. On other hand, Monsanto, a huge agri-business conglomerate, gave us the biggest dollar gain during the March quarter (over 14 times the gain of our Ciena position.) Monsanto's stock rose steadily during the quarter, helped by the company's continued focus on cost cutting. By the end of March our position notched a 13.0% gain.

Another stock that generated a sizable gain in the equity portion of our fund was Aetna, Inc., the health care and insurance company. In percentage terms, Aetna moved up 14.3% over the last three months, including the impact of additional shares we bought early in 2004. In dollar gains, Aetna was third on the list, behind Monsanto and AT&T Wireless.

What didn't work for us this quarter? While I am glad to say that we didn't have any stocks that declined by more than 20%, we did have one stock that went down 13.0% over the quarter, pharmaceutical giant Bristol-Myers Squibb (BMY). We've owned BMY since the spring of 2002, and have both trimmed and added to our position over the past two years. In late February, the company lost a bid to dismiss a lawsuit in which the company is being charged with price fixing for a discount prescription drug plan. In addition, a few weeks later, investors became concerned that the company's drug pipeline and current blockbuster drugs will have a tough time keeping revenues and earnings growing over the foreseeable future. Even though our position increased last quarter (December
2003) by 17.4%, it gave back 13% this quarter.

Top Ten Holdings

Here are the top ten holdings at the end of March. Please note that the option positions included are short puts. The percentages are based on a theoretical stock position, that is, as if we owned the underlying stock. We are obligated to buy the underlying stock at a specific strike price for a specific period of time.

                                                                                                    % of Net
Rank                       Description                                        Industry               Assets
----                       -----------                                        --------              -------
  1     Nextel Communications Inc., incl. April $25 put                Telecommunications             2.0%
  2     Juniper Networks Inc.,  incl. April $25 & May $25 puts         Telecommunications             1.9%
  3     E*Trade Financial Corp. April $14, May $13 & July $14 puts     Diversified Fin. Services      1.8%
  4     Bristol-Myers Squibb Co., incl. April $25, June $22.5 &
        $27.5 puts                                                     Pharmaceuticals                1.8%
  5     Ford Motor Co, incl. June $12.5 put                            Auto Manufacturers             1.7%
  6     Agilent Technologies Inc., incl. May $30 & $35 puts            Electronics                    1.6%
  7     Freddie Mac April $60 put                                      Diversified Fin. Services      1.6%
  8     Knight Trading Group Inc., incl. April $12.5 put               Diversified Fin. Services      1.5%
  9     Nortel Networks Corp., incl. April $7 and June $7 puts         Telecommunications             1.4%
 10     ConocoPhillips, incl. May $65 put                              Oil & Gas                      1.4%
                                                                                                     ----
                                                                                                     16.7%

The previous sections of this letter concern the performance results of your Fund. The following sections, written by John Montgomery and other staff members, go farther into our philosophy, views, and observations.

Update on Changes at Bridgeway

TRANSLATION: Last quarter I highlighted some changes at Bridgeway: serving a higher volume of callers, giving direct shareholders access to their accounts over the Internet, and focusing a higher percentage of our resources on investment management and compliance. The reason for our commitment to investment management is pretty obvious: we seek to stay ahead of the performance curve over the long haul. The commitment of additional resources to compliance is a result of the increasing complexity of operations due to our growth and due also to the regulatory climate. I have been pleased with the relative smoothness of our transition so far.

Last month I highlighted changes we made by outsourcing our account maintenance (called transfer agency). I am pleased to report that our relationship with the Fund Services division of Citigroup Global Transaction Services (formerly Forum Financial Group) has gone well, with fewer and smaller glitches than I expected from such a transition. Last month I got a chance to meet a handful of the people who work at Fund Services/Citigroup and who "make it all happen." I am very impressed with them, and I am pleased with their commitment to continuing our tradition of friendly and knowledgeable service.

In addition to our transfer agency change, we took other actions with partner organizations to strengthen and expand our operations. The National Association of Securities Dealers (NASD) is a self-regulatory organization of securities firms. Its subsidiary, NASD Regulation, regulates the securities markets for the ultimate benefit and protection of the investor, among other things in the areas of marketing and advertising. Although we do have a website and we communicate with shareholders and intermediaries, since we do very little traditional advertising and have no retail sales force, we have not been an NASD member. Although we plan to continue doing no traditional sales through a proprietary sales network, we want to be able to tell more people about our funds, for example at national conferences and workshops. In addition to having Citigroup perform our transfer agency function, we have also partnered with Forum Fund Services, LLC. (Forum), an NASD member firm.

Lastly, we have partnered with ALPS Mutual Fund Services, Inc. to handle fund accounting and administrative services, such as the calculation of the net asset values of our funds daily. Previously, we did this internally, and to be honest, it was time for us either to expand resources or engage an outside firm with expertise in accounting functions such as fund pricing. As is our goal, in making modifications to manage growth and change, our focus is on shareholders' interests. If you would like to discuss any of these changes or if you have had problems with our operations, please give us a call 800-661-3550, option four.

A New Look (sadly)

When I observe product presentation in print and media, I am amazed at the amount of disclaimer statements. Our industry is no exception. In some cases the disclaimers seem to be forced or awkward. There is a balance between fair and uniform disclosure and getting lost in boring minutia. For example, I have committed early in our history to report to you in the first paragraph of our letters a) performance for the period, b) how it relates to some relevant market and peer benchmarks, and c) how I feel about that performance. (This commitment stemmed from my frustration in my mutual fund shareholder years before starting Bridgeway -- shareholder letters with paragraphs and paragraphs about the market and the economy, but nothing about how my fund did and whether I was supposed to think it was good or bad.) Now, in order to provide this information and to make it available on our web site, I have to disclose the full SEC presentation of performance as the very next paragraph -- before any other discussion -- and apparently, along with nine sentences of disclaimers. Don't get me wrong; I think this stuff is very important. But I hate potentially putting you to sleep before you've finished the first page. Take heart -- even this dosage will not cause an allergic reaction.

Shareholder Suggestion

Each report to shareholders begins with information on the performance of the fund and its holdings, followed by general comments on the market, our industry or our fund family. One shareholder of multiple

Bridgeway funds recently communicated that he hated to see a rehash of some of the same materials in reading the letters of more than one of our funds. His suggestion: email one complete letter with the common portions only once. I have to say there are merits to this suggestion (including saving paper and postage) and we are checking into it. Some complications which might not be obvious to a reader are that we have to file each letter exactly as we mail it on line with the "EDGAR" system of the SEC. Each page of filing costs the fund money and the common sections do change slightly from letter to letter. I'll get back to you on this one.

Shareholder Education -- "How are fees paid from my account?"

TRANSLATION: The world of mutual fund fees and expenses can be very confusing, but - just like a household - the more you can keep expenses from eating into your income, the more profit you can savor for future special events. Some fees are sales- and account-related, and you can see them reported on your account statement. Other fees affect the value of your account but do not show up separately on a statement. These fall into two groups: those that compose the expense ratio and those that relate to transactions (for example, buying and selling stocks) within the fund itself.

SALES LOADS, REDEMPTION FEES, EXCHANGE FEES, AND ACCOUNT MAINTENANCE FEES are types of fees that are deducted directly from your account. These fees are specific to your choices, and you will see them on your account statement. They are not part of the EXPENSE RATIO. Bridgeway Funds charge no sales loads or exchange fees. The Ultra-Small Company Market Fund and the Blue Chip 35 Index Fund have redemption fees; however the SEC has proposed redemption fees for all mutual funds to discourage market timing. Other fees such as transaction or processing fees are related to the marketplace, broker or fund company where you do your mutual fund business.

Components of the EXPENSE RATIO include: MANAGEMENT FEES, DISTRIBUTION (12b-1) FEES and OTHER EXPENSES incurred while conducting the fund's business. These are accrued (set aside in little bits) daily and deducted from the net assets of the fund on a daily basis. Periodically, the fund pays the accumulated fees to the management company and other service providers. This is why you never "see" the fees on your statement because they are deducted from the fund's NAV (net asset value) on a daily basis in very small increments. All funds report operating expenses in aggregate in the financial statements to the shareholders twice annually, after June 30 and December 30 in our case, but you don't see them on your individual account statement. (This might change in the future under some proposed new legislation, however.) The expense ratio is calculated by dividing a fund's expenses by its average net assets. An expense ratio of 1% means that the fund charges $1 per year for every $100 invested. Shareholders can see the influence of high or low expense ratios as they affect the daily price of the fund over time (see the example below.)

The fund pays a MANAGEMENT FEE to the investment adviser from its assets to manage securities (buy and sell according to the fund's objective) in the fund.

DISTRIBUTION (12b-1) FEES include fees paid for marketing and selling fund shares, such as compensating brokers or paying for proprietary marketing platforms that offer fund shares for sale. They also pay for distributing prospectuses and other sales information to prospective investors. If the fund maintains fees under 0.25%, it can keep the label, "no load." Bridgeway Funds offer two classes of shares: "N" shares have no 12b-1 fee, and "R" shares do have a 12b-1 fee so that they may be offered in special distribution arrangements.

Examples of OTHER EXPENSES are shareholder servicing, custodial, legal, accounting, transfer agent, Director compensation and other administrative expenses.

Fees and expenses vary from fund to fund and can make a significant difference over time. For instance, if you invested $10,000 in a fund with an annual return before expenses of 10% and with expenses of 1.5%, after 20 years, you would have roughly $49,725. Shave the expenses to 0.5%, and you would have $60,858 - an 18% difference. That's it for mutual fund expenses 101. Next quarter I'd like to tell you about some of the fund expenses that are not in "plain sight," but that can make a big difference to your "future special events."

Disclaimer

The following is a reminder from the friendly folks at your Fund who worry about liability. The views expressed here (including my personal targeted fund allocation presented above) are exclusively those of Fund management. These views are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or Fund applies only as of the quarter end, March 31, 2004, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and are not indicative of future performance. This report must be preceded or accompanied by a current Bridgeway Funds prospectus. Forum Fund Services, LLC, distributor. (05/04).

Conclusion

In closing, we would like to thank all shareholders for their support. We appreciate your feedback, so please call or write us with any questions or comments. We work for you and value your input.

Sincerely,

/s/ Richard P. Cancelmo,
----------------------------------
Richard P. Cancelmo, Jr.